UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: January 31, 2020

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

January 31, 2020

Annual Report

QS

Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

QS Asset Allocation Funds

QS Asset Allocation Funds (“Asset Allocation Funds”) consists of four separate investment Funds, each with its own investment objective and policies. Each Fund is a “fund of funds”, investing in other mutual funds and exchange-traded funds (“ETFs”), and is managed as an asset allocation program.

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of QS Asset Allocation Funds for the twelve-month reporting period ended January 31, 2020. Please read on for a detailed look at prevailing economic and market conditions during the Funds’ reporting period and to learn how those conditions have affected each Fund’s performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

February 28, 2020

II	QS Asset Allocation Funds

Funds overview

QS Asset Allocation Funds (the “Asset Allocation Funds”) consists of four portfolio investment options (the “Funds”), each of which is a “fund of funds” that invests in other mutual funds and exchange-traded funds (“ETFs”). The Asset Allocation Funds offer a mix of equity funds categorized according to average market capitalization (size), investing style (e.g., value, core or growth) and global exposure (e.g., U.S. and/or international stocks). The various options within the Asset Allocation Funds also offer a mix of bond asset classes, such as U.S. and foreign government debt, corporate bonds, high-yield debt and emerging market debt — each of which carries a varying degree of risk/reward potential. Each Fund is managed as an asset allocation program and seeks to achieve its investment objective by allocating its assets among the mutual funds and ETFs managed by the Funds’ manager, Legg Mason Partners Fund Advisor, LLC, and its affiliates and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason-affiliated mutual funds and ETFs, provided that appropriate products are available.

Q. What were the overall market conditions during the Funds’ reporting period?

A. Trade tensions between the U.S. and China whipsawed markets and led to periods of increased volatility throughout 2019, and coronavirus fears led to a pullback in January 2020. Nevertheless, developed global equity markets returned 17.63% for the twelve-month reporting period ended January 31, 2020 as measured by the MSCI World Indexi, with double digit returns in the U.S., Continental Europe and Japan. U.S. large capitalization stocks led the way, with the S&P 500 Indexii returning 21.68% for the reporting period.

2019 started off with a strong rebound in the first quarter, recovering most of the losses that occurred during the fourth quarter of 2018. Global equities across the board continued to rise during the second calendar quarter, but at a more tempered pace. Equity markets saw major selloffs in both May and August 2019, led by Chinese equities. Trade tensions between the U.S. and China remained elevated throughout the third calendar quarter, but improved prospects of a trade deal led to a Chinese equity surge in the fourth calendar quarter of 2019. In January 2020, global equity markets fell for the first time in five months — largely driven by the coronavirus outbreak, which led investors to a “risk off” sentiment. The U.S. and China signed the “phase one” trade deal during the month, but this had minimal impact on the markets as it had been announced in December of 2019.

Within the U.S., large cap equities strongly outperformed small cap equities for the reporting period, returning 21.68% versus 9.21%, as measured by the S&P 500 Index and Russell 2000 Indexiii, respectively. Large cap outperformance was driven by the rebound during the first quarter of 2019, when the S&P 500 Index returned 14%, one of its best quarterly performances in a decade. Abroad, developed markets outperformed emerging markets for the reporting period, returning 12.10% and 3.81% in the MSCI EAFE Indexiv and MSCI Emerging Markets Indexv, respectively. As noted, 2019 ended with a fourth quarter rally led by Chinese equities on the back of improved prospects of a trade deal with the U.S. Although U.S. economic data remained mixed, U.S. equities rose over 9% during the final quarter of 2019, as measured by both the S&P 500 Index and Russell 2000 Index, before the January 2020 downturn, when U.S. large cap equities were flat and small cap equities declined 3.21%.

Fixed income underperformed the global equity markets for the reporting period. Within that asset class, U.S. fixed income outperformed global fixed income, returning 9.64% and 6.58% as measured by the Bloomberg Barclays U.S. Aggregate Indexvi and Bloomberg Barclays Global Aggregate Indexvii, respectively. The fixed income asset class was supported by the dovish activity of global central banks, which have been reducing interest rates. In the U.S., the Federal Reserve Board (the “Fed”)viii cut interest rates by twenty-five basis pointsix twice in the third calendar quarter of 2019. In August 2019, the U.S. two-year to ten-year yield differential inverted for the first time in over a decade, and the yield on the 30-year Treasury dropped below 2% for the first time. The European Central Bankx announced additional stimulus in September 2019 and reduced the deposit rate to a record low of -0.5%. In October 2019, the Fed cut interest rates for the final time for the year and reduced its expectations of additional rate cuts. The Dow Jones U.S. Real Estate Indexxi rose 28.92% in 2019, largely driven by the decline in interest rates.

The yield on the U.S. ten-year Treasury fell forty-one basis points in January 2020 as a result of geopolitical tensions, the coronavirus outbreak and a weaker than expected non-farm payrolls report. The month ended with the spread between the yields on the three-month Treasury and ten-year Treasury again inverting.

Gold returned 19.94% for the reporting period, benefiting from the episodic risk-off moments, most notably in the final month of the reporting period. Geopolitical concerns and dovish comments by the Fed supported the commodity.

Crude oil had a highly volatile 2019 and declined by 4.15% for the reporting period. The first half of 2019 saw oil prices on the upswing, driven by tighter global supply conditions, Venezuelan sanctions and outages, and escalating tensions between the U.S. and Iran. Crude oil production declined during the third quarter of 2019, as drone attacks knocked out half of Saudi Arabia’s oil production, and prices continued to rise. 2019 ended with a 10.68% gain in crude oil prices during December 2019, as OPEC (Organization of the Petroleum Exporting Countries) and Russia agreed to production cuts, only to decline by 15.6% in January 2020; China is the world’s largest importer of crude oil, and the outlook for demand drastically declined due to the coronavirus.

QS Asset Allocation Funds 2020 Annual Report	1

Funds overview (cont’d)

Q. How did we respond to these changing market conditions?

A. For all four Funds, we employ a quantitative tactical strategy that over- and underweights certain allocations in the Funds in response to various market, economic and valuation conditions. These tactical views are updated on a quarterly basis. Throughout the reporting period we were generally overweight equities vs. investment grade fixed income as valuations measures and our in-house index of leading economic indicators favored equities.

The Funds were also generally overweight high yield versus investment grade fixed income largely due to spread tightening and a consistently low equity volatility environment, which we believe favors high yield relative to investment grade bonds. Additionally, the Funds were generally overweight U.S. equities relative to investment grade bonds. This position was driven by relative valuation between the two asset classes and our view of leading economic indicators, which favored equities over fixed income.

2	QS Asset Allocation Funds 2020 Annual Report

QS Growth Fund

The Fund seeks capital appreciation. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2020, Class A shares of QS Growth Fund, excluding sales charges, returned 10.09%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 3000 Indexxii, and the Growth Composite Benchmarkxiii returned 9.64%, 20.53% and 15.36%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Averagexiv returned 13.93% for the same period.

Performance Snapshot as of January 31, 2020 (unaudited)
(excluding sales charges)	6 months	12 months
QS Growth Fund:
Class A	4.64%	10.09%
Class C	4.34%	9.29%
Class R	4.42%	9.68%
Class I	4.80%	10.36%
Bloomberg Barclays U.S. Aggregate Index	4.20%	9.64%
Russell 3000 Index	8.63%	20.53%
Growth Composite Benchmark	6.56%	15.36%
Lipper Mixed-Asset Target Allocation Aggressive Growth Funds Category Average	6.08%	13.93%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason-affiliated mutual funds and ETFs, provided that appropriate products are available. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 1, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.28%, 1.96%, 2.18% and 0.99%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

QS Asset Allocation Funds 2020 Annual Report	3

Funds overview (cont’d)

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

4	QS Asset Allocation Funds 2020 Annual Report

QS Moderate Growth Fund

The Fund seeks long-term growth of capital. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2020, Class A shares of QS Moderate Growth Fund, excluding sales charges, returned 10.12%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 3000 Index, and the Moderate Growth Composite Benchmarkxv returned 9.64%, 20.53% and 14.76%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Growth Funds Category Averagexvi returned 13.00% for the same period.

Performance Snapshot as of January 31, 2020 (unaudited)
(excluding sales charges)	6 months	12 months
QS Moderate Growth Fund:
Class A	4.67%	10.12%
Class C	4.34%	9.32%
Class R	4.47%	9.76%
Class I	4.87%	10.45%
Bloomberg Barclays U.S. Aggregate Index	4.20%	9.64%
Russell 3000 Index	8.63%	20.53%
Moderate Growth Composite Benchmark	6.30%	14.76%
Lipper Mixed-Asset Target Allocation Growth Funds Category Average	5.50%	13.00%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason-affiliated mutual funds and ETFs, provided that appropriate products are available. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 1, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.23%, 1.91%, 1.90% and 0.95%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

QS Asset Allocation Funds 2020 Annual Report	5

Funds overview (cont’d)

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

6	QS Asset Allocation Funds 2020 Annual Report

QS Conservative Growth Fund

The Fund seeks balance of growth of capital and income. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2020, Class A shares of QS Conservative Growth Fund, excluding sales charges, returned

10.11%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 1000 Indexxvii, and the Conservative Growth Composite Benchmarkxviii returned 9.64%, 21.39% and 13.29%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Moderate Funds Category Averagexix returned 11.65% for the same period.

Performance Snapshot as of January 31, 2020 (unaudited)
(excluding sales charges)	6 months	12 months
QS Conservative Growth Fund:
Class A	4.63%	10.11%
Class C	4.31%	9.37%
Class R	4.45%	9.74%
Class I	4.88%	10.48%
Bloomberg Barclays U.S. Aggregate Index	4.20%	9.64%
Russell 1000 Index	9.01%	21.39%
Conservative Growth Composite Benchmark	5.65%	13.29%
Lipper Mixed-Asset Target Allocation Moderate Funds Category Average	4.87%	11.65%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason-affiliated mutual funds and ETFs, provided that appropriate products are available. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 1, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class R and Class I shares were 1.17%, 1.90%, 2.00% and 0.94%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for Class C shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

QS Asset Allocation Funds 2020 Annual Report	7

Funds overview (cont’d)

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

8	QS Asset Allocation Funds 2020 Annual Report

QS Defensive Growth Fund

The Fund seeks income as a primary objective and long-term growth of capital as a secondary objective. The Fund organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 15% to 45% of the Fund’s assets to underlying funds that invest in equity and equity-like strategies and between 55% to 85% of the Fund’s assets to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate Fund assets to any underlying funds in varying amounts in a manner consistent with the Fund’s investment objective. The Fund’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended January 31, 2020, Class A shares of QS Defensive Growth Fund, excluding sales charges, returned 9.60%. The Fund’s unmanaged benchmarks, the Bloomberg Barclays U.S. Aggregate Index and the Russell 1000 Index, and the Defensive Growth Composite Benchmarkxx returned 9.64%, 21.39 % and 11.89%, respectively, over the same time frame. The Lipper Mixed-Asset Target Allocation Conservative Funds Category Averagexxi returned 9.43% for the same period.

Performance Snapshot as of January 31, 2020 (unaudited)
(excluding sales charges)	6 months	12 months
QS Defensive Growth Fund:
Class A	4.33%	9.60%
Class C	4.06%	8.85%
Class C1[1]	4.16%	9.04%
Class R	4.29%	9.36%
Class I	4.49%	9.86%
Bloomberg Barclays U.S. Aggregate Index	4.20%	9.64%
Russell 1000 Index	9.01%	21.39%
Defensive Growth Composite Benchmark	5.05%	11.89%
Lipper Mixed-Asset Target Allocation Conservative Funds Category Average	3.88%	9.43%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Fund’s assets among different Legg Mason-affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason-affiliated mutual funds and ETFs, provided that appropriate products are available. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated June 1, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class R and Class I shares were 1.21%, 1.93%, 1.68%, 2.04% and 0.97%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 0.80% for Class A shares, 1.55% for

[1]

Class C1 shares are not available for purchase by new or existing investors (except for certain retirement plan programs authorized by the Fund’s distributor). Class C1 shares continue to be available for dividend reinvestment and incoming exchanges.

QS Asset Allocation Funds 2020 Annual Report	9

Funds overview (cont’d)

Class C shares, 1.25% for Class C1 shares, 0.80% for Class R shares and 0.25% for Class I shares. Total annual fund operating expenses (after waiving fees and/or reimbursing expenses, as applicable) exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. Taking into account the underlying fund returns and their weightings within the Funds, the leading contributor to absolute performance was in the U.S. large capitalization equities space. From an asset allocation perspective, an underweight to U.S. fixed income was the leading contributor.

In relative terms at the underlying manager level (i.e., relative to each underlying fund’s specific benchmark), the leading contributors to performance were Martin Curie Emerging Markets Fund, Western Asset Core Plus Bond Fund and Western Asset Macro Opportunities Fund.

Q. What were the leading detractors from performance?

A. On a relative return basis, the leading detractors from performance versus their respective benchmarks were QS Global Dividend Fund (which is designed with a lower betaxxii and tends to underperform in up markets), QS Global Market Neutral Fund, BrandywineGLOBAL — Dynamic US Large Cap Value Fund, QS U.S. Large Cap Equity Fund and ClearBridge Large Cap Growth Fund.

Q. Were there any significant changes to the Funds during the reporting period?

A. During the reporting period, we replaced BrandywineGLOBAL — Global Opportunities Bond Fund with BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged).

Thank you for your investment in the QS Asset Allocation Funds. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Funds’ investment goals.

Sincerely,

QS Investors, LLC

February 19, 2020

RISKS: Equity securities are subject to market and price fluctuations. Fixed income securities are subject to interest rate, credit, inflation, and reinvestment risks. International investments are subject to certain risks of overseas investing including currency fluctuations, social, economic and political uncertainties, which could increase volatility; these risks are heightened for investments in emerging markets. Investments in small and mid-capitalization companies may involve a higher degree of risk and volatility than an investment in larger, more established companies. As interest rates rise, the value of fixed income securities falls. High yield (“junk”) bonds are lower-rated issues and possess greater price volatility, illiquidity, and possibility of default than higher-rated, investment grade bonds. Each Fund, as a non-diversified fund, is permitted to invest a higher percentage of its assets in any one issuer than a diversified fund which may magnify the Fund’s losses from events affecting a particular issuer.

Each Fund is a fund of funds – it invests primarily in other funds – and is subject to the risks of the underlying funds in which it invests. There are additional risks and other expenses associated with investing in other mutual funds and exchange-traded funds (“ETFs”), rather than directly in portfolio securities. In addition to the Fund’s operating expenses, shareholders will indirectly bear the operating expenses of the underlying funds in which the Fund invests. The Funds pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each Fund indirectly bears its pro rata share of the fees and expenses incurred by the underlying funds it invests in, including management fees and other expenses. These expenses are in addition to the expenses that each Fund bears directly in connection with its own operation. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Fund performance. Also, the portfolio managers may invest in underlying funds that have a limited performance history.

Because these Funds have exposure to both stocks and bonds through the underlying funds in which they invest, the Funds may underperform stock funds when stocks are in favor and underperform bond funds when bonds are in favor. Each underlying fund may engage in active and frequent trading, resulting in higher portfolio turnover and transaction costs. This may lead to the distribution of higher capital gains to shareholders, increasing their tax liability. Certain of the underlying funds may sell securities short. Unlike the possible loss on a security that is purchased, there is no limit on the amount of loss on an appreciating security that is sold short. Please see each Fund’s prospectus for a more complete discussion of these and other risks and the Funds’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

10	QS Asset Allocation Funds 2020 Annual Report

i	The MSCI World Index is an unmanaged index considered representative of growth stocks of developed countries. Index performance is calculated with net dividends.

ii	The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

iii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

iv	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada.

v	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets.

vi

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vii	The Bloomberg Barclays Global Aggregate Index is an index comprised of several other Bloomberg Barclays indices that measure fixed-income performance of regions around the world.

viii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

ix	A basis point is one-hundredth (1/100 or 0.01) of one percent.

x	The European Central Bank (“ECB”) is responsible for the monetary system of the European Union and the euro currency.

xi

The Dow Jones U.S. Real Estate Index tracks the performance of the real estate sector of the U.S. equity market. The Index is designed to track the performance of real estate investment trusts (REITs) and other companies that invest directly or indirectly in real estate through development, management, or ownership, including property agencies.

xii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xiii

The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

xiv

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 148 funds for the six-month period and among the 148 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

xv

The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xvi

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 471 funds for the six-month period and among the 461 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

xvii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market.

xviii

The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xix

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 600 funds for the six-month period and among the 590 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

xx

The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg Barclays U.S. Aggregate Index and 10% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index.

xxi

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended January 31, 2020, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 326 funds for the six-month period and among the 319 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

xxii

Beta measures the sensitivity of the investment to the movements of its benchmark. A beta higher than 1.0 indicates the investment has been more volatile than the benchmark and a beta of less than 1.0 indicates that the investment has been less volatile than the benchmark.

QS Asset Allocation Funds 2020 Annual Report	11

Funds at a glance (unaudited)

QS Growth Fund Breakdown† as of — January 31, 2020

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
12.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Information Technology Communication Services
9.6 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Staples Consumer Discretionary Health Care
9.2 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Information Technology Consumer Staples Health Care Communication Services Utilities
8.2 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Communication Services Energy
6.5 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Communication Services Consumer Discretionary Health Care Industrials
6.0 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities Financials Information Technology Consumer Discretionary
5.9 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Communication Services Industrials
5.5 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Health Care Industrials Information Technology Consumer Discretionary
4.4 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Industrials Consumer Discretionary Financials Health Care

% of Total Long-Term Investments	Top 5 Sectors
4.2 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Information Technology Health Care
4.2 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Industrials Information Technology Financials Consumer Discretionary Health Care
3.8 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Communication Services
3.4 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Financials Materials
3.0 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Health Care Financials Industrials Information Technology Consumer Discretionary
2.7 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Communication Services Consumer Discretionary Financials Energy Health Care
2.7 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Communication Services Information Technology Health Care Industrials Financials
2.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Communication Services Asset-Backed Securities Materials
1.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations U.S. Treasury Inflation Protected Services Collateralized Mortgage Obligations

12	QS Asset Allocation Funds 2020 Annual Report

% of Total Long-Term Investments	Top 5 Sectors
1.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
1.1 Legg Mason Global Asset Management Trust — ClearBridge Global Infrastructure Income Fund, Class IS Shares(a)	Utilities Energy Industrials Real Estate Financials
0.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations
0.7 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples
0.0‡ Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Sovereign Bonds

†	Subject to change at any time.

‡	Represents less than 0.1%.

(a)	Prior to February 1, 2020, known as RARE Global Infrastructure Income Fund, and prior to December 19, 2019, known as RARE Global Infrastructure Value Fund.

QS Asset Allocation Funds 2020 Annual Report	13

Funds at a glance (unaudited) (cont’d)

QS Moderate Growth Fund Breakdown† as of — January 31, 2020

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
11.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Information Technology Communication Services
9.2 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Information Technology Consumer Staples Health Care Communication Services Utilities
6.9 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Sovereign Bonds
6.4 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Communication Services Consumer Discretionary Financials Energy Health Care
6.3 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Communication Services Energy
6.3 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Communication Services Consumer Discretionary Health Care Industrials
6.0 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities Financials Information Technology Consumer Discretionary
5.3 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Staples Consumer Discretionary Health Care
5.1 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Communication Services Industrials

% of Total Long-Term Investments	Top 5 Sectors
3.7 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Health Care Industrials Information Technology Consumer Discretionary
3.5 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Communication Services
3.4 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Financials Materials
3.2 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Industrials Information Technology Financials Consumer Discretionary Health Care
2.9 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
2.7 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Health Care Financials Industrials Information Technology Consumer Discretionary
2.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Communication Services Asset-Backed Securities Materials
2.4 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Communication Services Information Technology Health Care Industrials Financials
2.4 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Information Technology Health Care

14	QS Asset Allocation Funds 2020 Annual Report

% of Total Long-Term Investments	Top 5 Sectors
2.1 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Industrials Consumer Discretionary Financials Health Care
2.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations
1.6 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples
1.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations U.S. Treasury Inflation Protected Services Collateralized Mortgage Obligations
1.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
1.1 Legg Mason Global Asset Management Trust — ClearBridge Global Infrastructure Income Fund, Class IS Shares(a)	Utilities Energy Industrials Real Estate Financials

†	Subject to change at any time.

(a)	Prior to February 1, 2020, known as RARE Global Infrastructure Income Fund, and prior to December 19, 2019, known as RARE Global Infrastructure Value Fund.

QS Asset Allocation Funds 2020 Annual Report	15

Funds at a glance (unaudited) (cont’d)

QS Conservative Growth Fund Breakdown† as of — January 31, 2020

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
14.8 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Sovereign Bonds
10.5 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
9.1 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Information Technology Consumer Staples Health Care Communication Services Utilities
7.5 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Communication Services Consumer Discretionary Financials Energy Health Care
6.1 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Information Technology Communication Services
6.0 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Communication Services Industrials
6.0 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities Financials Information Technology Consumer Discretionary
5.4 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Communication Services Consumer Discretionary Health Care Industrials

% of Total Long-Term Investments	Top 5 Sectors
3.7 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Communication Services Energy
3.7 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Communication Services
3.4 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Financials Materials
2.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations
2.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Communication Services Asset-Backed Securities Materials
2.5 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Health Care Financials Industrials Information Technology Consumer Discretionary
2.3 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations
2.2 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Industrials Information Technology Financials Consumer Discretionary Health Care
2.2 Legg Mason Global Asset Management Trust — ClearBridge Small Cap Fund, Class IS Shares	Financials Health Care Industrials Information Technology Consumer Discretionary

16	QS Asset Allocation Funds 2020 Annual Report

% of Total Long-Term Investments	Top 5 Sectors
1.8 Legg Mason Partners Equity Trust — ClearBridge Aggressive Growth Fund, Class IS Shares	Communication Services Information Technology Health Care Industrials Financials
1.7 Legg Mason Partners Equity Trust — ClearBridge Mid Cap Fund, Class IS Shares	Information Technology Industrials Consumer Discretionary Financials Health Care
1.6 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples
1.6 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations U.S. Treasury Inflation Protected Services Collateralized Mortgage Obligations
1.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
1.0 Legg Mason Global Asset Management Trust — ClearBridge Global Infrastructure Income Fund, Class IS Shares(a)	Utilities Energy Industrials Real Estate Financials
0.0‡ Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Staples Consumer Discretionary Health Care
0.0‡ Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Information Technology Health Care

†	Subject to change at any time.

‡	Represents less than 0.1%.

(a)	Prior to February 1, 2020, known as RARE Global Infrastructure Income Fund, and prior to December 19, 2019, known as RARE Global Infrastructure Value Fund.

QS Asset Allocation Funds 2020 Annual Report	17

Funds at a glance (unaudited) (cont’d)

QS Defensive Growth Fund Breakdown† as of — January 31, 2020

As a Percent of Total Long-Term Investments

% of Total Long-Term Investments	Top 5 Sectors
23.0 Western Asset Funds, Inc. — Western Asset Core Plus Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Sovereign Bonds
21.1 Western Asset Funds, Inc. — Western Asset Core Bond Fund, Class IS Shares	Mortgage-Backed Securities Corporate Bonds & Notes U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
7.9 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares	Sovereign Bonds U.S. Government & Agency Obligations Corporate Bonds & Notes Collateralized Mortgage Obligations
7.3 Legg Mason Partners Equity Trust — QS Global Dividend Fund, Class IS Shares	Information Technology Consumer Staples Health Care Communication Services Utilities
7.2 Western Asset Funds, Inc. — Western Asset High Yield Fund, Class IS Shares	Communication Services Consumer Discretionary Financials Energy Health Care
6.1 Legg Mason Global Asset Management Trust — QS Strategic Real Return Fund, Class IS Shares	Investments in Underlying Funds U.S. Treasury Inflation Protected Securities Financials Information Technology Consumer Discretionary
5.2 Legg Mason Partners Equity Trust — ClearBridge Appreciation Fund, Class IS Shares	Information Technology Financials Health Care Communication Services Industrials
3.6 Legg Mason Partners Equity Trust — QS U.S. Large Cap Equity Fund, Class IS Shares	Information Technology Health Care Consumer Discretionary Financials Communication Services

% of Total Long-Term Investments	Top 5 Sectors
3.3 Legg Mason Global Asset Management Trust — QS Global Market Neutral Fund, Class IS Shares	Industrials Consumer Discretionary Information Technology Financials Materials
3.1 Legg Mason Partners Equity Trust — ClearBridge Large Cap Growth Fund, Class IS Shares	Information Technology Communication Services Consumer Discretionary Health Care Industrials
2.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares	Collateralized Mortgage Obligations Communication Services Asset-Backed Securities Materials
1.5 Western Asset Funds, Inc. — Western Asset Macro Opportunities Fund, Class IS Shares	Sovereign Bonds Corporate Bonds & Notes U.S. Government & Agency Obligations U.S. Treasury Inflation Protected Services Collateralized Mortgage Obligations
1.5 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares	Corporate Bonds & Notes Sovereign Bonds U.S. Government & Agency Obligations Collateralized Mortgage Obligations Asset-Backed Securities
1.2 Legg Mason Global Asset Management Trust — QS U.S. Small Capitalization Equity Fund, Class IS Shares	Health Care Financials Industrials Information Technology Consumer Discretionary
1.2 Legg Mason Global Asset Management Trust — Martin Currie Emerging Markets Fund, Class IS Shares	Information Technology Financials Consumer Discretionary Communication Services Energy
1.1 Legg Mason Partners Equity Trust — ClearBridge Small Cap Growth Fund, Class IS Shares	Information Technology Health Care Industrials Consumer Discretionary Consumer Staples
1.0 Legg Mason Global Asset Management Trust — ClearBridge Global Infrastructure Income Fund, Class IS Shares(a)	Utilities Energy Industrials Real Estate Financials

18	QS Asset Allocation Funds 2020 Annual Report

% of Total Long-Term Investments	Top 5 Sectors
1.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares	Industrials Information Technology Financials Consumer Discretionary Health Care
1.0 Legg Mason Global Asset Management Trust — BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares	Financials Health Care Industrials Information Technology Communication Services
0.1 Legg Mason Global Asset Management Trust — QS International Equity Fund, Class IS Shares	Financials Industrials Consumer Staples Consumer Discretionary Health Care
0.1 Legg Mason Partners Equity Trust — ClearBridge International Value Fund, Class IS Shares	Financials Industrials Materials Information Technology Health Care

†	Subject to change at any time.

(a)	Prior to February 1, 2020, known as RARE Global Infrastructure Income Fund, and prior to December 19, 2019, known as RARE Global Infrastructure Value Fund.

QS Asset Allocation Funds 2020 Annual Report	19

Funds expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2019 and held for the six months ended January 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.64%	$1,000.00	$1,046.40	0.45%	$2.32	Class A	5.00%	$1,000.00	$1,022.94	0.45%	$2.29
Class C	4.34	1,000.00	1,043.40	1.03	5.31	Class C	5.00	1,000.00	1,020.01	1.03	5.24
Class R	4.42	1,000.00	1,044.20	0.80	4.12	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	4.80	1,000.00	1,048.00	0.16	0.83	Class I	5.00	1,000.00	1,024.40	0.16	0.82

[1]	For the six months ended January 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

20	QS Asset Allocation Funds 2020 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2019 and held for the six months ended January 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Moderate Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.67%	$1,000.00	$1,046.70	0.45%	$2.32	Class A	5.00%	$1,000.00	$1,022.94	0.45%	$2.29
Class C	4.34	1,000.00	1,043.40	1.07	5.51	Class C	5.00	1,000.00	1,019.81	1.07	5.45
Class R	4.47	1,000.00	1,044.70	0.80	4.12	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	4.87	1,000.00	1,048.70	0.12	0.62	Class I	5.00	1,000.00	1,024.60	0.12	0.61

[1]	For the six months ended January 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

QS Asset Allocation Funds 2020 Annual Report	21

Funds expenses (unaudited) (cont’d)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2019 and held for the six months ended January 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Conservative Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.63%	$1,000.00	$1,046.30	0.45%	$2.32	Class A	5.00%	$1,000.00	$1,022.94	0.45%	$2.29
Class C	4.31	1,000.00	1,043.10	1.13	5.82	Class C	5.00	1,000.00	1,019.51	1.13	5.75
Class R	4.45	1,000.00	1,044.50	0.80	4.12	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	4.88	1,000.00	1,048.80	0.03	0.15	Class I	5.00	1,000.00	1,025.05	0.03	0.15

[1]	For the six months ended January 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

22	QS Asset Allocation Funds 2020 Annual Report

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on August 1, 2019 and held for the six months ended January 31, 2020.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
QS Defensive Growth Fund	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	QS Defensive Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class A	4.33%	$1,000.00	$1,043.30	0.54%	$2.78	Class A	5.00%	$1,000.00	$1,022.48	0.54%	$2.75
Class C	4.06	1,000.00	1,040.60	1.22	6.27	Class C	5.00	1,000.00	1,019.06	1.22	6.21
Class C1	4.16	1,000.00	1,041.60	0.90	4.63	Class C1	5.00	1,000.00	1,020.67	0.90	4.58
Class R	4.29	1,000.00	1,042.90	0.80	4.12	Class R	5.00	1,000.00	1,021.17	0.80	4.08
Class I	4.49	1,000.00	1,044.90	0.24	1.24	Class I	5.00	1,000.00	1,024.00	0.24	1.22

[1]	For the six months ended January 31, 2020.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

QS Asset Allocation Funds 2020 Annual Report	23

Funds performance (unaudited)

QS Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/20	10.09%	9.29%	9.68%	10.36%
Five Years Ended 1/31/20	6.24	5.52	5.92	6.54
Ten Years Ended 1/31/20	8.67	8.04	N/A	9.02
Inception* through 1/31/20	—	—	4.93	—

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/20	3.78%	8.29%	9.68%	10.36%
Five Years Ended 1/31/20	4.99	5.52	5.92	6.54
Ten Years Ended 1/31/20	8.03	8.04	N/A	9.02
Inception* through 1/31/20	—	—	4.93	—

Cumulative total returns
Without sales charges[1]
Class A (1/31/10 through 1/31/20)	129.67%
Class C (1/31/10 through 1/31/20)	116.73
Class R (Inception date of 6/2/14 through 1/31/20)	31.36
Class I (1/31/10 through 1/31/20)	137.12

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, R and I shares are February 5, 1996, February 5, 1996, June 2, 2014 and December 16, 2008, respectively.

24	QS Asset Allocation Funds 2020 Annual Report

QS Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of QS Growth Fund vs. Benchmark Indices† — January 2010—January 2020

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C shares of QS Growth Fund on January 31, 2010, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2020. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 3000 Index, and the Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 85%.

QS Asset Allocation Funds 2020 Annual Report	25

Funds performance (unaudited) (cont’d)

QS Moderate Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/20	10.12%	9.32%	9.76%	10.45%
Five Years Ended 1/31/20	6.20	5.47	5.85	6.52
Ten Years Ended 1/31/20	8.28	7.60	N/A	8.57
Inception* through 1/31/20	—	—	4.98	—

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/20	3.76%	8.32%	9.76%	10.45%
Five Years Ended 1/31/20	4.96	5.47	5.85	6.52
Ten Years Ended 1/31/20	7.65	7.60	N/A	8.57
Inception* through 1/31/20	—	—	4.98	—

Cumulative total returns
Without sales charges[1]
Class A (1/31/10 through 1/31/20)	121.62%
Class C (1/31/10 through 1/31/20)	107.95
Class R (Inception date of 6/2/14 through 1/31/20)	31.71
Class I (1/31/10 through 1/31/20)	127.53

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares also reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, R and I shares are February 5, 1996, February 5, 1996, June 2, 2014 and October 2, 2007, respectively.

26	QS Asset Allocation Funds 2020 Annual Report

QS Moderate Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of QS Moderate Growth Fund vs. Benchmark Indices† — January 2010—January 2020

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C shares of QS Moderate Growth Fund on January 31, 2010, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2020. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 3000 Index, and the Moderate Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg Barclays U.S. Aggregate Index and 5% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 70%.

QS Asset Allocation Funds 2020 Annual Report	27

Funds performance (unaudited) (cont’d)

QS Conservative Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/20	10.11%	9.37%	9.74%	10.48%
Five Years Ended 1/31/20	5.78	5.02	5.46	6.07
Ten Years Ended 1/31/20	7.42	6.69	N/A	N/A
Inception* through 1/31/20	—	—	4.73	5.18

With sales charges[2]	Class A	Class C	Class R	Class I
Twelve Months Ended 1/31/20	3.77%	8.37%	9.74%	10.48%
Five Years Ended 1/31/20	4.53	5.02	5.46	6.07
Ten Years Ended 1/31/20	6.79	6.69	N/A	N/A
Inception* through 1/31/20	—	—	4.73	5.18

Cumulative total returns
Without sales charges[1]
Class A (1/31/10 through 1/31/20)	104.54%
Class C (1/31/10 through 1/31/20)	91.04
Class R (Inception date of 6/2/14 through 1/31/20)	29.95
Class I (Re-inception date of 7/25/14 through 1/31/20)	32.18

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 5.75%. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, R and I shares are February 5, 1996, February 5, 1996, June 2, 2014 and July 25, 2014 (re-inception), respectively.

28	QS Asset Allocation Funds 2020 Annual Report

QS Conservative Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C Shares of QS Conservative Growth Fund vs. Benchmark Indices† — January 2010—January 2020

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C shares of QS Conservative Growth Fund on January 31, 2010, assuming the deduction of the maximum initial sales charge of 5.75% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2020. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 1000 Index, and the Conservative Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg Barclays U.S. Aggregate Index and 7% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 50%.

QS Asset Allocation Funds 2020 Annual Report	29

Funds performance (unaudited) (cont’d)

QS Defensive Growth Fund

Average annual total returns
Without sales charges[1]	Class A	Class C	Class C1[2]	Class R	Class I
Twelve Months Ended 1/31/20	9.60%	8.85%	9.04%	9.36%	9.86%
Five Years Ended 1/31/20	4.89	4.17	4.39	4.64	5.21
Ten Years Ended 1/31/20	6.11	N/A	5.61	N/A	N/A
Inception* through 1/31/20	—	4.70	—	4.09	5.59

With sales charges[3]	Class A	Class C	Class C1	Class R	Class I
Twelve Months Ended 1/31/20	4.91%	7.85%	8.04%	9.36%	9.86%
Five Years Ended 1/31/20	3.98	4.17	4.39	4.64	5.21
Ten Years Ended 1/31/20	5.65	N/A	5.61	N/A	N/A
Inception* through 1/31/20	—	4.70	—	4.09	5.59

Cumulative total returns
Without sales charges[1]
Class A (1/31/10 through 1/31/20)	81.00%
Class C (Inception date of 8/1/12 through 1/31/20)	41.14
Class C1[2] (1/31/10 through 1/31/20)	72.53
Class R (Inception date of 6/2/14 through 1/31/20)	25.50
Class I (Inception date of 3/15/12 through 1/31/20)	53.49

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares.

[2]	On August 1, 2012, Class C shares were reclassified as Class C1 shares.

[3]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.25%. Class C shares and Class C1 shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

*	Inception dates for Class A, C, C1, R and I shares are February 5, 1996, August 1, 2012, February 5, 1996, June 2, 2014 and March 15, 2012, respectively.

30	QS Asset Allocation Funds 2020 Annual Report

QS Defensive Growth Fund

Historical performance

Value of $10,000 invested in

Class A and C1 Shares of QS Defensive Growth Fund vs. Benchmark Indices† — January 2010—January 2020

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class A and C1 shares of QS Defensive Growth Fund on January 31, 2010, assuming the deduction of the maximum initial sales charge of 4.25% at the time of investment for Class A shares and the reinvestment of all distributions, including returns of capital, if any, at net asset value through January 31, 2020. On August 1, 2012, Class C shares were reclassified as C1 shares. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg Barclays U.S. Aggregate Index, Russell 1000 Index, and the Defensive Growth Composite Benchmark. The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Defensive Growth Composite Benchmark is a hypothetical representation of the performance of the Fund’s major asset classes. It consists of 17% Russell 1000 Index, 7% Russell 2000 Index, 6% MSCI EAFE Index, 60% Bloomberg Barclays U.S. Aggregate Index and 10% Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg Barclays U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg Barclays U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class A and C1 shares’ performance indicated on this chart, depending on whether greater or less sales charges and fees were incurred by shareholders investing in the other classes.

Prior to June 1, 2015, the Fund followed different investment policies and strategies under the name QS Legg Mason Lifestyle Allocation 30%.

QS Asset Allocation Funds 2020 Annual Report	31

Schedule of investments

January 31, 2020

QS Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.9%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		1,744,727	$18,563,892
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		4,933,410	92,008,091
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		2,604,135	31,119,409
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		934,763	11,076,943
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		579,601	6,665,410
ClearBridge Global Infrastructure Income Fund, Class IS Shares		615,304	7,789,745	(b)
ClearBridge Small Cap Fund, Class IS Shares		674,582	40,845,959
Martin Currie Emerging Markets Fund, Class IS Shares		4,668,530	60,364,101
QS Global Market Neutral Fund, Class IS Shares		2,712,762	24,821,772
QS International Equity Fund, Class IS Shares		4,467,592	70,453,923
QS Strategic Real Return Fund, Class IS Shares		3,966,959	44,072,913
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,912,305	22,125,367
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		100,538	19,855,195
ClearBridge Appreciation Fund, Class IS Shares		1,668,068	43,319,722
ClearBridge International Value Fund, Class IS Shares		3,395,383	31,237,523
ClearBridge Large Cap Growth Fund, Class IS Shares		868,356	47,803,032
ClearBridge Mid Cap Fund, Class IS Shares		852,939	32,607,865
ClearBridge Small Cap Growth Fund, Class IS Shares		136,445	5,217,659
QS Global Dividend Fund, Class IS Shares		5,183,954	67,754,276
QS U.S. Large Cap Equity Fund, Class IS Shares		1,587,394	27,922,261
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		11,637	141,270
Western Asset High Yield Fund, Class IS Shares		2,475,804	20,054,017
Western Asset Macro Opportunities Fund, Class IS Shares		1,010,625	11,207,834
Total Investments in Underlying Funds before Short-Term Investments (Cost — $616,352,692)			737,028,179

	Rate
Short-Term Investments — 0.2%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,167,436)	1.499%	1,167,436	1,167,436
Total Investments — 100.1% (Cost — $617,520,128)			738,195,615
Liabilities in Excess of Other Assets — (0.1)%			(463,920)
Total Net Assets — 100.0%			$737,731,695

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(b)	Prior to February 1, 2020, known as RARE Global Infrastructure Income Fund, and prior to December 19, 2019, known as RARE Global Infrastructure Value Fund.

See Notes to Financial Statements.

32	QS Asset Allocation Funds 2020 Annual Report

QS Moderate Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		1,102,158	$11,726,962
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		2,961,714	55,235,962
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		1,257,790	15,030,593
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		587,756	6,964,911
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		841,433	9,676,481
ClearBridge Global Infrastructure Income Fund, Class IS Shares		386,704	4,895,670	(b)
ClearBridge Small Cap Fund, Class IS Shares		285,767	17,303,162
Martin Currie Emerging Markets Fund, Class IS Shares		2,281,872	29,504,598
QS Global Market Neutral Fund, Class IS Shares		1,712,975	15,673,721
QS International Equity Fund, Class IS Shares		1,572,778	24,802,714
QS Strategic Real Return Fund, Class IS Shares		2,492,659	27,693,445
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,066,896	12,343,985
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		57,630	11,381,295
ClearBridge Appreciation Fund, Class IS Shares		919,358	23,875,736
ClearBridge International Value Fund, Class IS Shares		1,234,063	11,353,381
ClearBridge Large Cap Growth Fund, Class IS Shares		528,516	29,094,790
ClearBridge Mid Cap Fund, Class IS Shares		259,221	9,910,029
ClearBridge Small Cap Growth Fund, Class IS Shares		196,967	7,532,025
QS Global Dividend Fund, Class IS Shares		3,271,295	42,755,830
QS U.S. Large Cap Equity Fund, Class IS Shares		916,033	16,113,027
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,003,127	13,251,301
Western Asset Core Plus Bond Fund, Class IS Shares		2,641,322	32,065,643
Western Asset High Yield Fund, Class IS Shares		3,650,425	29,568,445
Western Asset Macro Opportunities Fund, Class IS Shares		640,165	7,099,427
Total Investments in Underlying Funds before Short-Term Investments (Cost — $395,465,513)			464,853,133

	Rate
Short-Term Investments — 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $1,699,374)	1.499%	1,699,374	1,699,374
Total Investments — 100.1% (Cost — $397,164,887)			466,552,507
Liabilities in Excess of Other Assets — (0.1)%			(303,370)
Total Net Assets — 100.0%			$466,249,137

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(b)	Prior to February 1, 2020, known as RARE Global Infrastructure Income Fund, and prior to December 19, 2019, known as RARE Global Infrastructure Value Fund.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Annual Report	33

Schedule of investments (cont’d)

January 31, 2020

QS Conservative Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		702,461	$7,474,188
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		981,321	18,301,640
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		547,856	6,546,883
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		840,467	8,673,619
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		384,833	4,560,269
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares		591,174	6,798,503
ClearBridge Global Infrastructure Income Fund, Class IS Shares		247,374	3,131,759	(b)
ClearBridge Small Cap Fund, Class IS Shares		108,086	6,544,615
Martin Currie Emerging Markets Fund, Class IS Shares		868,620	11,231,261
QS Global Market Neutral Fund, Class IS Shares		1,104,760	10,108,550
QS International Equity Fund, Class IS Shares		8,660	136,573
QS Strategic Real Return Fund, Class IS Shares		1,608,077	17,865,731
QS U.S. Small Capitalization Equity Fund, Class IS Shares		641,565	7,422,904
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		26,634	5,259,990
ClearBridge Appreciation Fund, Class IS Shares		690,421	17,930,224
ClearBridge International Value Fund, Class IS Shares		13,703	126,065
ClearBridge Large Cap Growth Fund, Class IS Shares		294,418	16,207,695
ClearBridge Mid Cap Fund, Class IS Shares		134,393	5,137,858
ClearBridge Small Cap Growth Fund, Class IS Shares		127,872	4,889,826
QS Global Dividend Fund, Class IS Shares		2,096,688	27,403,708
QS U.S. Large Cap Equity Fund, Class IS Shares		632,028	11,117,380
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,371,308	31,324,986
Western Asset Core Plus Bond Fund, Class IS Shares		3,651,623	44,330,698
Western Asset High Yield Fund, Class IS Shares		2,759,413	22,351,247
Western Asset Macro Opportunities Fund, Class IS Shares		418,766	4,644,111
Total Investments in Underlying Funds before Short-Term Investments (Cost — $256,247,812)			299,520,283

	Rate
Short-Term Investments — 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $940,082)	1.499%	940,082	940,082
Total Investments — 100.1% (Cost — $257,187,894)			300,460,365
Liabilities in Excess of Other Assets — (0.1)%			(150,316)
Total Net Assets — 100.0%			$300,310,049

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(b)	Prior to February 1, 2020, known as RARE Global Infrastructure Income Fund, and prior to December 19, 2019, known as RARE Global Infrastructure Value Fund.

See Notes to Financial Statements.

34	QS Asset Allocation Funds 2020 Annual Report

QS Defensive Growth Fund

Description		Shares	Value
Investments in Underlying Funds(a) — 99.5%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares		298,330	$3,174,232
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		69,747	1,300,788
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		108,885	1,301,182
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares		974,062	10,052,317
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares		160,418	1,900,955
ClearBridge Global Infrastructure Income Fund, Class IS Shares		104,361	1,321,205	(b)
Martin Currie Emerging Markets Fund, Class IS Shares		117,608	1,520,673
QS Global Market Neutral Fund, Class IS Shares		463,016	4,236,595
QS International Equity Fund, Class IS Shares		5,461	86,118
QS Strategic Real Return Fund, Class IS Shares		696,217	7,734,976
QS U.S. Small Capitalization Equity Fund, Class IS Shares		132,577	1,533,919
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		252,420	6,555,343
ClearBridge International Value Fund, Class IS Shares		7,734	71,149
ClearBridge Large Cap Growth Fund, Class IS Shares		71,483	3,935,117
ClearBridge Small Cap Growth Fund, Class IS Shares		35,277	1,348,999
QS Global Dividend Fund, Class IS Shares		703,558	9,195,501
QS U.S. Large Cap Equity Fund, Class IS Shares		256,306	4,508,420
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,025,287	26,754,036
Western Asset Core Plus Bond Fund, Class IS Shares		2,406,497	29,214,878
Western Asset High Yield Fund, Class IS Shares		1,126,214	9,122,333
Western Asset Macro Opportunities Fund, Class IS Shares		174,490	1,935,095
Total Investments in Underlying Funds before Short-Term Investments (Cost — $110,264,551)			126,803,831

	Rate
Short-Term Investments — 0.6%
Invesco Government & Agency Portfolio, Institutional Class (Cost — $768,063)	1.499%	768,063	768,063
Total Investments — 100.1% (Cost — $111,032,614)			127,571,894
Liabilities in Excess of Other Assets — (0.1)%			(69,778)
Total Net Assets — 100.0%			$127,502,116

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

(b)	Prior to February 1, 2020, known as RARE Global Infrastructure Income Fund, and prior to December 19, 2019, known as RARE Global Infrastructure Value Fund.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Annual Report	35

Statements of assets and liabilities

January 31, 2020

	QS Growth Fund	QS Moderate Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$616,352,692	$395,465,513
Short-term investments, at cost	1,167,436	1,699,374
Investments in affiliated Underlying Funds, at value	737,028,179	464,853,133
Short-term investments, at value	1,167,436	1,699,374
Receivable for Fund shares sold	127,700	59,545
Distributions receivable from affiliated Underlying Funds	88,422	241,187
Interest receivable	3,094	1,614
Receivable from investment manager	48	61
Prepaid expenses	28,220	22,907
Total Assets	738,443,099	466,877,821

Liabilities:
Payable for Fund shares repurchased	259,577	142,146
Service and/or distribution fees payable	166,038	105,048
Payable for investments in affiliated Underlying Funds	94,081	256,605
Trustees’ fees payable	2,384	1,501
Accrued expenses	189,324	123,384
Total Liabilities	711,404	628,684
Total Net Assets	$737,731,695	$466,249,137

Net Assets:
Par value (Note 7)	$466	$296
Paid-in capital in excess of par value	618,362,329	395,421,749
Total distributable earnings (loss)	119,368,900	70,827,092
Total Net Assets	$737,731,695	$466,249,137

Net Assets:
Class A	$729,033,654	$456,491,729
Class C	$6,546,776	$6,253,317
Class R	$89,028	$132,423
Class I	$2,062,237	$3,371,668

Shares Outstanding:
Class A	45,997,061	28,977,680
Class C	444,102	386,467
Class R	5,659	8,516
Class I	130,742	216,184

Net Asset Value:
Class A (and redemption price)	$15.85	$15.75
Class C*	$14.74	$16.18
Class R (and redemption price)	$15.73	$15.55
Class I (and redemption price)	$15.77	$15.60

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 5.75%, respectively)	$16.82	$16.71

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

36	QS Asset Allocation Funds 2020 Annual Report

	QS Conservative Growth Fund	QS Defensive Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$256,247,812	$110,264,551
Short-term investments, at cost	940,082	768,063
Investments in affiliated Underlying Funds, at value	299,520,283	126,803,831
Short-term investments, at value	940,082	768,063
Distributions receivable from affiliated Underlying Funds	278,867	171,753
Receivable for Fund shares sold	96,674	34,068
Interest receivable	1,272	658
Receivable from investment manager	28	98
Prepaid expenses	22,585	20,770
Total Assets	300,859,791	127,799,241

Liabilities:
Payable for investments in affiliated Underlying Funds	296,763	182,795
Payable for Fund shares repurchased	95,642	33,752
Service and/or distribution fees payable	71,415	27,993
Trustees’ fees payable	962	403
Accrued expenses	84,960	52,182
Total Liabilities	549,742	297,125
Total Net Assets	$300,310,049	$127,502,116

Net Assets:
Par value (Note 7)	$209	$95
Paid-in capital in excess of par value	257,377,148	114,654,658
Total distributable earnings (loss)	42,932,692	12,847,363
Total Net Assets	$300,310,049	$127,502,116

Net Assets:
Class A	$287,387,994	$124,114,408
Class C	$10,879,587	$1,347,931
Class C1	—	$595,521
Class R	$60,225	$84,338
Class I	$1,982,243	$1,359,918

Shares Outstanding:
Class A	20,050,627	9,247,341
Class C	724,515	100,923
Class C1	—	43,211
Class R	4,193	6,290
Class I	138,361	101,545

Net Asset Value:
Class A (and redemption price)	$14.33	$13.42
Class C*	$15.02	$13.36
Class C1*	—	$13.78
Class R (and redemption price)	$14.36	$13.41
Class I (and redemption price)	$14.33	$13.39

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75% and 4.25%, respectively)	$15.20	$14.02

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Annual Report	37

Statements of operations

For the Year Ended January 31, 2020

	QS Growth Fund	QS Moderate Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$13,934,569	$9,860,032
Interest	46,349	30,740
Other affiliated income	1,620	4,081
Total Investment Income	13,982,538	9,894,853

Expenses:
Service and/or distribution fees (Notes 2 and 5)	1,888,171	1,214,016
Transfer agent fees (Note 5)	1,243,900	680,199
Registration fees	99,488	96,198
Trustees’ fees	48,897	30,759
Shareholder reports	41,395	26,015
Fund accounting fees	39,449	36,824
Audit and tax fees	35,204	34,304
Legal fees	20,080	20,473
Insurance	9,825	6,524
Custody fees	1,699	1,637
Interest expense	—	265
Miscellaneous expenses	3,732	6,340
Total Expenses	3,431,840	2,153,554
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(425)	(488)
Net Expenses	3,431,415	2,153,066
Net Investment Income	10,551,123	7,741,787

Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	7,032,669	4,397,508
Capital gain distributions from affiliated Underlying Funds	23,920,090	14,085,433
Net Realized Gain	30,952,759	18,482,941
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	28,391,479	18,274,317
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	59,344,238	36,757,258
Increase in Net Assets From Operations	$69,895,361	$44,499,045

See Notes to Financial Statements.

38	QS Asset Allocation Funds 2020 Annual Report

	QS Conservative Growth Fund	QS Defensive Growth Fund

Investment Income:
Income distributions from affiliated Underlying Funds	$6,802,016	$3,404,267
Interest	21,262	11,927
Other affiliated income	3,734	2,009
Total Investment Income	6,827,012	3,418,203

Expenses:
Service and/or distribution fees (Notes 2 and 5)	797,099	322,831
Transfer agent fees (Note 5)	381,381	160,235
Registration fees	95,736	104,823
Fund accounting fees	35,112	33,432
Audit and tax fees	33,706	33,067
Trustees’ fees	19,395	8,271
Shareholder reports	16,385	7,130
Legal fees	16,376	15,632
Insurance	4,683	2,445
Custody fees	1,705	1,666
Interest expense	956	311
Miscellaneous expenses	3,407	7,962
Total Expenses	1,405,941	697,805
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(291)	(1,040)
Net Expenses	1,405,650	696,765
Net Investment Income	5,421,362	2,721,438

Realized and Unrealized Gain (Loss) on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	254,534	(833,639)
Capital gain distributions from affiliated Underlying Funds	7,783,369	2,319,955
Net Realized Gain	8,037,903	1,486,316
Change in Net Unrealized Appreciation (Depreciation) on Affiliated Underlying Funds	14,670,869	7,142,694
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	22,708,772	8,629,010
Increase in Net Assets From Operations	$28,130,134	$11,350,448

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Annual Report	39

Statements of changes in net assets

QS Growth Fund

For the Years Ended January 31,	2020	2019

Operations:
Net investment income	$10,551,123	$9,870,740
Net realized gain	30,952,759	43,251,524
Change in net unrealized appreciation (depreciation)	28,391,479	(105,635,397)
Increase (Decrease) in Net Assets From Operations	69,895,361	(52,513,133)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(43,184,837)	(41,581,288)
Decrease in Net Assets From Distributions to Shareholders	(43,184,837)	(41,581,288)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	41,143,311	41,467,347
Reinvestment of distributions	43,093,296	41,487,899
Cost of shares repurchased	(89,408,081)	(89,685,747)
Decrease in Net Assets From Fund Share Transactions	(5,171,474)	(6,730,501)
Increase (Decrease) in Net Assets	21,539,050	(100,824,922)

Net Assets:
Beginning of year	716,192,645	817,017,567
End of year	$737,731,695	$716,192,645

See Notes to Financial Statements.

40	QS Asset Allocation Funds 2020 Annual Report

QS Moderate Growth Fund

For the Years Ended January 31,	2020	2019

Operations:
Net investment income	$7,741,787	$8,358,213
Net realized gain	18,482,941	24,845,443
Change in net unrealized appreciation (depreciation)	18,274,317	(57,291,846)
Increase (Decrease) in Net Assets From Operations	44,499,045	(24,088,190)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(27,130,100)	(27,507,885)
Decrease in Net Assets From Distributions to Shareholders	(27,130,100)	(27,507,885)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	37,408,009	30,755,326
Reinvestment of distributions	27,033,283	27,408,631
Cost of shares repurchased	(72,218,966)	(65,850,945)
Decrease in Net Assets From Fund Share Transactions	(7,777,674)	(7,686,988)
Increase (Decrease) in Net Assets	9,591,271	(59,283,063)

Net Assets:
Beginning of year	456,657,866	515,940,929
End of year	$466,249,137	$456,657,866

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Annual Report	41

Statements of changes in net assets (cont’d)

QS Conservative Growth Fund

For the Years Ended January 31,	2020	2019

Operations:
Net investment income	$5,421,362	$6,337,720
Net realized gain	8,037,903	13,867,993
Change in net unrealized appreciation (depreciation)	14,670,869	(28,421,205)
Increase (Decrease) in Net Assets From Operations	28,130,134	(8,215,492)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(15,661,350)	(16,934,968)
Decrease in Net Assets From Distributions to Shareholders	(15,661,350)	(16,934,968)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	34,918,788	28,855,337
Reinvestment of distributions	15,574,093	16,841,253
Cost of shares repurchased	(47,340,991)	(59,204,039)
Increase (Decrease) in Net Assets From Fund Share Transactions	3,151,890	(13,507,449)
Increase (Decrease) in Net Assets	15,620,674	(38,657,909)

Net Assets:
Beginning of year	284,689,375	323,347,284
End of year	$300,310,049	$284,689,375

See Notes to Financial Statements.

42	QS Asset Allocation Funds 2020 Annual Report

QS Defensive Growth Fund

For the Years Ended January 31,	2020	2019

Operations:
Net investment income	$2,721,438	$3,183,813
Net realized gain	1,486,316	2,626,546
Change in net unrealized appreciation (depreciation)	7,142,694	(7,510,394)
Increase (Decrease) in Net Assets From Operations	11,350,448	(1,700,035)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,107,705)	(5,550,675)
Decrease in Net Assets From Distributions to Shareholders	(5,107,705)	(5,550,675)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	13,564,464	12,035,364
Reinvestment of distributions	5,082,069	5,522,324
Cost of shares repurchased	(18,722,116)	(23,709,647)
Decrease in Net Assets From Fund Share Transactions	(75,583)	(6,151,959)
Increase (Decrease) in Net Assets	6,167,160	(13,402,669)

Net Assets:
Beginning of year	121,334,956	134,737,625
End of year	$127,502,116	$121,334,956

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Annual Report	43

Financial highlights

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$15.28	$17.34	$16.31	$14.60	$17.23

Income (loss) from operations:
Net investment income	0.23	0.21	0.16	0.16	0.13
Net realized and unrealized gain (loss)	1.28	(1.37)	2.92	2.23	(0.98)
Total income (loss) from operations	1.51	(1.16)	3.08	2.39	(0.85)

Less distributions from:
Net investment income	(0.23)	(0.29)	(0.20)	(0.16)	(0.15)
Net realized gains	(0.71)	(0.61)	(1.85)	(0.52)	(1.63)
Total distributions	(0.94)	(0.90)	(2.05)	(0.68)	(1.78)

Net asset value, end of year	$15.85	$15.28	$17.34	$16.31	$14.60
Total return[2]	10.09%	(6.53)%	19.69%	16.68%	(5.82)%

Net assets, end of year (millions)	$729	$700	$796	$703	$608

Ratios to average net assets:
Gross expenses[3]	0.46%	0.47%	0.48%	0.54%	0.54%
Net expenses[3,4]	0.46 [5]	0.47	0.48 [5]	0.54	0.54
Net investment income	1.46	1.33	0.91	1.03	0.76

Portfolio turnover rate	25%	15%	40%[6]	20%	44%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

44	QS Asset Allocation Funds 2020 Annual Report

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$14.24	$16.20	$15.36	$13.80	$16.38

Income (loss) from operations:
Net investment income	0.06	0.09	0.03	0.04	0.01
Net realized and unrealized gain (loss)	1.23	(1.26)	2.75	2.10	(0.92)
Total income (loss) from operations	1.29	(1.17)	2.78	2.14	(0.91)

Less distributions from:
Net investment income	(0.08)	(0.18)	(0.09)	(0.06)	(0.04)
Net realized gains	(0.71)	(0.61)	(1.85)	(0.52)	(1.63)
Total distributions	(0.79)	(0.79)	(1.94)	(0.58)	(1.67)

Net asset value, end of year	$14.74	$14.24	$16.20	$15.36	$13.80
Total return[2]	9.29%	(7.11)%	18.90%	15.81%	(6.43)%

Net assets, end of year (000s)	$6,547	$14,674	$19,018	$19,662	$20,526

Ratios to average net assets:
Gross expenses[3]	1.14%	1.15%	1.18%	1.22%	1.24%
Net expenses[3,4]	1.14	1.15	1.18 [5]	1.22	1.24
Net investment income	0.44	0.61	0.16	0.26	0.04

Portfolio turnover rate	25%	15%	40%[6]	20%	44%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Annual Report	45

Financial highlights (cont’d)

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$15.20	$17.23	$16.21	$14.55	$17.20

Income (loss) from operations:
Net investment income	0.21	0.18	0.08	0.20	0.10
Net realized and unrealized gain (loss)	1.23	(1.37)	2.92	2.14	(1.00)
Total income (loss) from operations	1.44	(1.19)	3.00	2.34	(0.90)

Less distributions from:
Net investment income	(0.20)	(0.23)	(0.13)	(0.16)	(0.12)
Net realized gains	(0.71)	(0.61)	(1.85)	(0.52)	(1.63)
Total distributions	(0.91)	(0.84)	(1.98)	(0.68)	(1.75)

Net asset value, end of year	$15.73	$15.20	$17.23	$16.21	$14.55
Total return[2]	9.68%	(6.81)%	19.29%	16.39%	(6.07)%

Net assets, end of year (000s)	$89	$71	$56	$46	$18

Ratios to average net assets:
Gross expenses[3]	1.32%	1.37%	1.44%	1.46%	1.21%
Net expenses[3,4,5]	0.80	0.80	0.80	0.80	0.80
Net investment income	1.35	1.13	0.44	1.27	0.59

Portfolio turnover rate	25%	15%	40%[6]	20%	44%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

46	QS Asset Allocation Funds 2020 Annual Report

QS Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$15.21	$17.27	$16.25	$14.54	$17.18

Income (loss) from operations:
Net investment income	0.28	0.27	0.20	0.21	0.19
Net realized and unrealized gain (loss)	1.27	(1.38)	2.92	2.23	(0.99)
Total income (loss) from operations	1.55	(1.11)	3.12	2.44	(0.80)

Less distributions from:
Net investment income	(0.28)	(0.34)	(0.25)	(0.21)	(0.21)
Net realized gains	(0.71)	(0.61)	(1.85)	(0.52)	(1.63)
Total distributions	(0.99)	(0.95)	(2.10)	(0.73)	(1.84)

Net asset value, end of year	$15.77	$15.21	$17.27	$16.25	$14.54
Total return[2]	10.36%	(6.24)%	20.00%	17.06%	(5.55)%

Net assets, end of year (000s)	$2,062	$1,733	$1,526	$1,336	$1,571

Ratios to average net assets:
Gross expenses[3]	0.18%	0.18%	0.21%	0.22%	0.20%
Net expenses[3,4]	0.18	0.18	0.21	0.22	0.20
Net investment income	1.81	1.71	1.18	1.35	1.09

Portfolio turnover rate	25%	15%	40%[5]	20%	44%[5]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Annual Report	47

Financial highlights (cont’d)

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$15.17	$16.93	$16.01	$14.59	$16.77

Income (loss) from operations:
Net investment income	0.26	0.28	0.22	0.22	0.19
Net realized and unrealized gain (loss)	1.26	(1.11)	2.53	1.92	(0.91)
Total income (loss) from operations	1.52	(0.83)	2.75	2.14	(0.72)

Less distributions from:
Net investment income	(0.30)	(0.34)	(0.25)	(0.24)	(0.21)
Net realized gains	(0.64)	(0.59)	(1.58)	(0.48)	(1.25)
Total distributions	(0.94)	(0.93)	(1.83)	(0.72)	(1.46)

Net asset value, end of year	$15.75	$15.17	$16.93	$16.01	$14.59
Total return[2]	10.12%	(4.70)%	17.71%	14.88%	(4.78)%

Net assets, end of year (millions)	$456	$438	$489	$443	$396

Ratios to average net assets:
Gross expenses[3]	0.45%	0.46%	0.46%	0.52%	0.50%
Net expenses[3,4]	0.45	0.46	0.46 [5]	0.52	0.50
Net investment income	1.69	1.77	1.28	1.41	1.15

Portfolio turnover rate	24%	15%	42%[6]	21%	47%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

48	QS Asset Allocation Funds 2020 Annual Report

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$15.51	$17.25	$16.28	$14.82	$17.01

Income (loss) from operations:
Net investment income	0.11	0.16	0.09	0.10	0.07
Net realized and unrealized gain (loss)	1.32	(1.09)	2.58	1.95	(0.93)
Total income (loss) from operations	1.43	(0.93)	2.67	2.05	(0.86)

Less distributions from:
Net investment income	(0.12)	(0.22)	(0.12)	(0.11)	(0.08)
Net realized gains	(0.64)	(0.59)	(1.58)	(0.48)	(1.25)
Total distributions	(0.76)	(0.81)	(1.70)	(0.59)	(1.33)

Net asset value, end of year	$16.18	$15.51	$17.25	$16.28	$14.82
Total return[2]	9.32%	(5.29)%	16.92%	14.06%	(5.47)%

Net assets, end of year (000s)	$6,253	$15,563	$20,674	$21,749	$22,737

Ratios to average net assets:
Gross expenses[3]	1.15%	1.14%	1.17%	1.21%	1.21%
Net expenses[3,4]	1.15 [5]	1.14 [5]	1.17 [5]	1.21	1.21
Net investment income	0.69	0.99	0.53	0.63	0.43

Portfolio turnover rate	24%	15%	42%[6]	21%	47%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Annual Report	49

Financial highlights (cont’d)

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$15.00	$16.73	$15.87	$14.52	$16.74

Income (loss) from operations:
Net investment income	0.21	0.24	0.19	0.25	0.19
Net realized and unrealized gain (loss)	1.24	(1.10)	2.47	1.82	(0.97)
Total income (loss) from operations	1.45	(0.86)	2.66	2.07	(0.78)

Less distributions from:
Net investment income	(0.26)	(0.28)	(0.22)	(0.24)	(0.19)
Net realized gains	(0.64)	(0.59)	(1.58)	(0.48)	(1.25)
Total distributions	(0.90)	(0.87)	(1.80)	(0.72)	(1.44)

Net asset value, end of year	$15.55	$15.00	$16.73	$15.87	$14.52
Total return[2]	9.76%	(4.97)%	17.29%	14.51%	(5.13)%

Net assets, end of year (000s)	$132	$107	$96	$57	$14

Ratios to average net assets:
Gross expenses[3]	1.17%	1.13%	1.24%	1.38%	1.47%
Net expenses[3,4,5]	0.80	0.80	0.80	0.80	0.80
Net investment income	1.37	1.53	1.15	1.64	1.15

Portfolio turnover rate	24%	15%	42%[6]	21%	47%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

50	QS Asset Allocation Funds 2020 Annual Report

QS Moderate Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$15.03	$16.78	$15.88	$14.47	$16.66

Income (loss) from operations:
Net investment income	0.31	0.34	0.26	0.27	0.24
Net realized and unrealized gain (loss)	1.24	(1.11)	2.51	1.91	(0.92)
Total income (loss) from operations	1.55	(0.77)	2.77	2.18	(0.68)

Less distributions from:
Net investment income	(0.34)	(0.39)	(0.29)	(0.29)	(0.26)
Net realized gains	(0.64)	(0.59)	(1.58)	(0.48)	(1.25)
Total distributions	(0.98)	(0.98)	(1.87)	(0.77)	(1.51)

Net asset value, end of year	$15.60	$15.03	$16.78	$15.88	$14.47
Total return[2]	10.45%	(4.38)%	18.03%	15.30%	(4.59)%

Net assets, end of year (000s)	$3,372	$2,861	$6,225	$5,615	$4,946

Ratios to average net assets:
Gross expenses[3]	0.14%	0.18%	0.17%	0.19%	0.22%
Net expenses[3,4]	0.14	0.18	0.17	0.19	0.22
Net investment income	2.00	2.14	1.57	1.78	1.44

Portfolio turnover rate	24%	15%	42%[5]	21%	47%[5]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Annual Report	51

Financial highlights (cont’d)

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$13.74	$14.94	$14.25	$13.21	$14.70

Income (loss) from operations:
Net investment income	0.26	0.30	0.23	0.25	0.24
Net realized and unrealized gain (loss)	1.10	(0.68)	1.71	1.37	(0.76)
Total income (loss) from operations	1.36	(0.38)	1.94	1.62	(0.52)

Less distributions from:
Net investment income	(0.30)	(0.35)	(0.27)	(0.28)	(0.26)
Net realized gains	(0.47)	(0.47)	(0.98)	(0.30)	(0.71)
Total distributions	(0.77)	(0.82)	(1.25)	(0.58)	(0.97)

Net asset value, end of year	$14.33	$13.74	$14.94	$14.25	$13.21
Total return[2]	10.11%	(2.39)%	13.97%	12.38%	(3.80)%

Net assets, end of year (millions)	$287	$271	$297	$281	$255

Ratios to average net assets:
Gross expenses[3]	0.46%	0.47%	0.47%	0.50%	0.49%
Net expenses[3,4]	0.46	0.47	0.47 [5]	0.50	0.49
Net investment income	1.87	2.14	1.55	1.83	1.63

Portfolio turnover rate	25%	12%	37%[6]	20%	52%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

52	QS Asset Allocation Funds 2020 Annual Report

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$14.35	$15.55	$14.77	$13.68	$15.18

Income (loss) from operations:
Net investment income	0.18	0.19	0.13	0.15	0.13
Net realized and unrealized gain (loss)	1.14	(0.70)	1.77	1.42	(0.78)
Total income (loss) from operations	1.32	(0.51)	1.90	1.57	(0.65)

Less distributions from:
Net investment income	(0.18)	(0.22)	(0.14)	(0.18)	(0.14)
Net realized gains	(0.47)	(0.47)	(0.98)	(0.30)	(0.71)
Total distributions	(0.65)	(0.69)	(1.12)	(0.48)	(0.85)

Net asset value, end of year	$15.02	$14.35	$15.55	$14.77	$13.68
Total return[2]	9.37%	(3.11)%	13.18%	11.52%	(4.47)%

Net assets, end of year (000s)	$10,880	$12,191	$18,315	$17,495	$18,507

Ratios to average net assets:
Gross expenses[3]	1.19%	1.20%	1.19%	1.23%	1.23%
Net expenses[3,4]	1.19	1.20	1.19 [5]	1.23	1.23
Net investment income	1.25	1.29	0.85	1.03	0.88

Portfolio turnover rate	25%	12%	37%[6]	20%	52%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Annual Report	53

Financial highlights (cont’d)

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$13.77	$14.90	$14.21	$13.19	$14.68

Income (loss) from operations:
Net investment income	0.22	0.21	0.17	0.24	0.21
Net realized and unrealized gain (loss)	1.09	(0.63)	1.71	1.33	(0.76)
Total income (loss) from operations	1.31	(0.42)	1.88	1.57	(0.55)

Less distributions from:
Net investment income	(0.25)	(0.24)	(0.21)	(0.25)	(0.23)
Net realized gains	(0.47)	(0.47)	(0.98)	(0.30)	(0.71)
Total distributions	(0.72)	(0.71)	(1.19)	(0.55)	(0.94)

Net asset value, end of year	$14.36	$13.77	$14.90	$14.21	$13.19
Total return[2]	9.74%	(2.67)%	13.58%	11.99%	(4.00)%

Net assets, end of year (000s)	$60	$48	$74	$73	$42

Ratios to average net assets:
Gross expenses[3]	1.34%	1.30%	1.21%	1.22%	0.96%
Net expenses[3,4,5]	0.80	0.80	0.80	0.80	0.80
Net investment income	1.58	1.48	1.16	1.70	1.43

Portfolio turnover rate	25%	12%	37%[6]	20%	52%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

54	QS Asset Allocation Funds 2020 Annual Report

QS Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$13.73	$14.93	$14.24	$13.20	$14.69

Income (loss) from operations:
Net investment income	0.30	0.32	0.27	0.29	0.27
Net realized and unrealized gain (loss)	1.10	(0.67)	1.70	1.37	(0.76)
Total income (loss) from operations	1.40	(0.35)	1.97	1.66	(0.49)

Less distributions from:
Net investment income	(0.33)	(0.38)	(0.30)	(0.32)	(0.29)
Net realized gains	(0.47)	(0.47)	(0.98)	(0.30)	(0.71)
Total distributions	(0.80)	(0.85)	(1.28)	(0.62)	(1.00)

Net asset value, end of year	$14.33	$13.73	$14.93	$14.24	$13.20
Total return[2]	10.48%	(2.15)%	14.25%	12.61%	(3.49)%

Net assets, end of year (000s)	$1,982	$1,721	$7,751	$7,431	$6,737

Ratios to average net assets:
Gross expenses[3]	0.14%	0.24%	0.22%	0.23%	0.27%
Net expenses[3,4]	0.14	0.24	0.22	0.23	0.25 [5]
Net investment income	2.16	2.24	1.80	2.10	1.87

Portfolio turnover rate	25%	12%	37%[6]	20%	52%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Annual Report	55

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class A Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$12.76	$13.50	$13.34	$12.58	$13.26

Income (loss) from operations:
Net investment income	0.29	0.33	0.28	0.30	0.28
Net realized and unrealized gain (loss)	0.91	(0.49)	1.04	0.91	(0.67)
Total income (loss) from operations	1.20	(0.16)	1.32	1.21	(0.39)

Less distributions from:
Net investment income	(0.34)	(0.35)	(0.32)	(0.32)	(0.29)
Net realized gains	(0.20)	(0.23)	(0.84)	(0.13)	—
Total distributions	(0.54)	(0.58)	(1.16)	(0.45)	(0.29)

Net asset value, end of year	$13.42	$12.76	$13.50	$13.34	$12.58
Total return[2]	9.60%	(1.11)%	10.09%	9.58%	(2.91)%

Net assets, end of year (millions)	$124	$116	$126	$125	$118

Ratios to average net assets:
Gross expenses[3]	0.55%	0.56%	0.53%	0.54%	0.54%
Net expenses[3,4]	0.55	0.56	0.53 [5]	0.54	0.54
Net investment income	2.20	2.54	2.01	2.30	2.09

Portfolio turnover rate	19%	9%	38%[6]	18%	53%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

56	QS Asset Allocation Funds 2020 Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$12.70	$13.43	$13.26	$12.52	$13.19

Income (loss) from operations:
Net investment income	0.19	0.22	0.17	0.23	0.19
Net realized and unrealized gain (loss)	0.92	(0.48)	1.04	0.88	(0.65)
Total income (loss) from operations	1.11	(0.26)	1.21	1.11	(0.46)

Less distributions from:
Net investment income	(0.25)	(0.24)	(0.20)	(0.24)	(0.21)
Net realized gains	(0.20)	(0.23)	(0.84)	(0.13)	—
Total distributions	(0.45)	(0.47)	(1.04)	(0.37)	(0.21)

Net asset value, end of year	$13.36	$12.70	$13.43	$13.26	$12.52
Total return[2]	8.85%	(1.85)%	9.31%	8.89%	(3.54)%

Net assets, end of year (000s)	$1,348	$1,694	$2,814	$4,539	$3,133

Ratios to average net assets:
Gross expenses[3]	1.26%	1.28%	1.27%	1.23%	1.22%
Net expenses[3,4]	1.26	1.28	1.27	1.23	1.22
Net investment income	1.47	1.67	1.25	1.77	1.46

Portfolio turnover rate	19%	9%	38%[5]	18%	53%[5]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.55%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[5]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Annual Report	57

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class C1 Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$13.07	$13.81	$13.60	$12.83	$13.50

Income (loss) from operations:
Net investment income	0.21	0.25	0.21	0.23	0.21
Net realized and unrealized gain (loss)	0.95	(0.48)	1.08	0.92	(0.66)
Total income (loss) from operations	1.16	(0.23)	1.29	1.15	(0.45)

Less distributions from:
Net investment income	(0.25)	(0.28)	(0.24)	(0.25)	(0.22)
Net realized gains	(0.20)	(0.23)	(0.84)	(0.13)	—
Total distributions	(0.45)	(0.51)	(1.08)	(0.38)	(0.22)

Net asset value, end of year	$13.78	$13.07	$13.81	$13.60	$12.83
Total return[2]	9.04%	(1.53)%	9.60%	9.00%	(3.35)%

Net assets, end of year (000s)	$596	$2,005	$2,937	$3,363	$3,937

Ratios to average net assets:
Gross expenses[3]	1.05%	1.03%	1.01%	1.04%	1.04%
Net expenses[3,4]	1.05	1.03	1.01 [5]	1.04	1.04
Net investment income	1.54	1.91	1.50	1.74	1.58

Portfolio turnover rate	19%	9%	38%[6]	18%	53%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

58	QS Asset Allocation Funds 2020 Annual Report

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class R Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$12.75	$13.47	$13.30	$12.56	$13.24

Income (loss) from operations:
Net investment income	0.26	0.30	0.24	0.29	0.25
Net realized and unrealized gain (loss)	0.91	(0.50)	1.05	0.88	(0.67)
Total income (loss) from operations	1.17	(0.20)	1.29	1.17	(0.42)

Less distributions from:
Net investment income	(0.31)	(0.29)	(0.28)	(0.30)	(0.26)
Net realized gains	(0.20)	(0.23)	(0.84)	(0.13)	—
Total distributions	(0.51)	(0.52)	(1.12)	(0.43)	(0.26)

Net asset value, end of year	$13.41	$12.75	$13.47	$13.30	$12.56
Total return[2]	9.36%	(1.39)%	9.82%	9.33%	(3.12)%

Net assets, end of year (000s)	$84	$60	$57	$42	$18

Ratios to average net assets:
Gross expenses[3]	1.34%	1.39%	1.51%	1.60%	1.50%
Net expenses[3,4,5]	0.80	0.80	0.80	0.80	0.80
Net investment income	2.00	2.34	1.77	2.21	1.93

Portfolio turnover rate	19%	9%	38%[6]	18%	53%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.05%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

QS Asset Allocation Funds 2020 Annual Report	59

Financial highlights (cont’d)

QS Defensive Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended January 31:
Class I Shares[1]	2020	2019	2018	2017	2016

Net asset value, beginning of year	$12.74	$13.47	$13.31	$12.56	$13.23

Income (loss) from operations:
Net investment income	0.33	0.36	0.32	0.34	0.31
Net realized and unrealized gain (loss)	0.90	(0.48)	1.04	0.90	(0.65)
Total income (loss) from operations	1.23	(0.12)	1.36	1.24	(0.34)

Less distributions from:
Net investment income	(0.38)	(0.38)	(0.36)	(0.36)	(0.33)
Net realized gains	(0.20)	(0.23)	(0.84)	(0.13)	—
Total distributions	(0.58)	(0.61)	(1.20)	(0.49)	(0.33)

Net asset value, end of year	$13.39	$12.74	$13.47	$13.31	$12.56
Total return[2]	9.86%	(0.74)%	10.43%	9.92%	(2.62)%

Net assets, end of year (000s)	$1,360	$1,263	$3,065	$2,374	$2,233

Ratios to average net assets:
Gross expenses[3]	0.30%	0.32%	0.29%	0.29%	0.34%
Net expenses[3,4,5]	0.25	0.25	0.25	0.25	0.25
Net investment income	2.50	2.80	2.34	2.58	2.37

Portfolio turnover rate	19%	9%	38%[6]	18%	53%[6]

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Fund invests.

[4]

As a result of an expense limitation arrangement, effective June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent. Prior to June 1, 2015, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.55%.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

60	QS Asset Allocation Funds 2020 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

QS Growth Fund (“Growth Fund”), QS Moderate Growth Fund (“Moderate Growth Fund”), QS Conservative Growth Fund (“Conservative Growth Fund”) and QS Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds and exchange-traded funds (“ETFs”) which are affiliated with Legg Mason, Inc. (“Legg Mason”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). The financial statements and financial highlights for the Underlying Funds are presented in a separate shareholder report for each respective Underlying Fund.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

QS Asset Allocation Funds 2020 Annual Report	61

Notes to financial statements (cont’d)

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$737,028,179	—	—	$737,028,179
Short-Term Investments†	1,167,436	—	—	1,167,436
Total Investments	$738,195,615	—	—	$738,195,615

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$464,853,133	—	—	$464,853,133
Short-Term Investments†	1,699,374	—	—	1,699,374
Total Investments	$466,552,507	—	—	$466,552,507

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$299,520,283	—	—	$299,520,283
Short-Term Investments†	940,082	—	—	940,082
Total Investments	$300,460,365	—	—	$300,460,365

†	See Schedule of Investments for additional detailed categorizations.

62	QS Asset Allocation Funds 2020 Annual Report

Defensive Growth Fund

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$126,803,831	—	—	$126,803,831
Short-Term Investments†	768,063	—	—	768,063
Total Investments	$127,571,894	—	—	$127,571,894

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Funds, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Funds’ approval, which could force the Funds to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Funds. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Funds would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Foreign investment risks. The Underlying Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Underlying Funds. Foreign investments may also subject the Underlying Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Funds determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. The Growth and Moderate Growth Funds distribute net investment income and capital gains, if any, at least annually. The Conservative Growth and Defensive Growth Funds distribute net investment income quarterly and capital gains, if any, at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of each Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(g) Compensating balance arrangements. The Funds have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Funds’ cash on deposit with the bank.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of January 31, 2020, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

QS Asset Allocation Funds 2020 Annual Report	63

Notes to financial statements (cont’d)

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Funds had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Fund’s investment manager and QS Investors, LLC (“QS Investors”) is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”). Under the investment management agreements, the Funds do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds, except for the management of the portion of each Fund’s cash and short-term instruments allocated to Western Asset.

As a result of expense limitation arrangements between the Funds and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R and Class I shares of Growth Fund, Moderate Growth Fund and Conservative Growth Fund did not exceed 0.80%, 1.55%, 0.80% and 0.25%, respectively. Additionally, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class R and Class I shares of Defensive Growth Fund did not exceed 0.80%, 1.55%, 1.25%, 0.80% and 0.25%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2021 without the Board of Trustees’ consent.

During the year ended January 31, 2020, fees waived and/or reimbursed were as follows:

Growth Fund	$425
Moderate Growth Fund	488
Conservative Growth Fund	291
Defensive Growth Fund	1,040

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Funds, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

The Funds indirectly pay management and/or administration fees to LMPFA and other wholly-owned subsidiaries of Legg Mason as a shareholder in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 1.15% of the average daily net assets of the Underlying Funds.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

For Growth Fund, Moderate Growth Fund and Conservative Growth Fund, there is a maximum initial sales charge of 5.75% for Class A shares. For Defensive Growth Fund, there is a maximum initial sales charge of 4.25% for Class A shares. Class C and Class C1 shares of the Funds have a 1.00% contingent deferred sales charge (“CDSC”), which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares of the Funds have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of the funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended January 31, 2020, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Sales Charges	CDSCs
	Class A	Class A	Class C
Growth Fund	$192,102	$1,483	$197
Moderate Growth Fund	141,496	613	318

64	QS Asset Allocation Funds 2020 Annual Report

	Sales Charges	CDSCs
	Class A	Class A	Class C
Conservative Growth Fund	$118,368	$367	$150
Defensive Growth Fund	22,323	214	3

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended January 31, 2020, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Growth Fund	$184,985,596	$198,325,002
Moderate Growth Fund	110,963,303	124,510,000
Conservative Growth Fund	72,334,263	71,945,990
Defensive Growth Fund	22,962,387	23,371,938

At January 31, 2020, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$641,825,603	$106,537,467	$(10,167,455)	$96,370,012

Moderate Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$410,485,196	$62,468,705	$(6,401,394)	$56,067,311

Conservative Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$264,477,117	$40,026,501	$(4,043,253)	$35,983,248

Defensive Growth Fund
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$115,871,070	$13,185,198	$(1,484,374)	$11,700,824

4. Derivative instruments and hedging activities

During the year ended January 31, 2020, the Funds did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Funds have adopted a Rule 12b-1 shareholder services and distribution plan and under that plan Growth Fund, Moderate Growth Fund and Conservative Growth Fund pay service and/or distribution fees with respect to their Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Defensive Growth Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1 and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

QS Asset Allocation Funds 2020 Annual Report	65

Notes to financial statements (cont’d)

For the year ended January 31, 2020, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees

Growth Fund
Class A	$1,798,583	†	$1,232,472
Class C	89,190		8,545
Class R	398		626
Class I	—		2,257
Total	$1,888,171		$1,243,900

†	Amount shown is exclusive of expense reimbursements. For the year ended January 31, 2020, the service and/or distribution fees reimbursed amounted to $7 for Class A shares.

	Service and/or Distribution Fees		Transfer Agent Fees

Moderate Growth Fund
Class A	$1,125,207		$668,298
Class C	88,209	†	8,413
Class R	600		733
Class I	—		2,755
Total	$1,214,016		$680,199

†	Amount shown is exclusive of expense reimbursements. For the year ended January 31, 2020, the service and/or distribution fees reimbursed amounted to $49 for Class C shares.

	Service and/or Distribution Fees	Transfer Agent Fees

Conservative Growth Fund
Class A	$701,605	$369,188
Class C	95,225	10,532
Class R	269	411
Class I	—	1,250
Total	$797,099	$381,381

	Service and/or Distribution Fees	Transfer Agent Fees

Defensive Growth Fund
Class A	$300,727	$154,979
Class C	14,526	1,277
Class C1	7,229	1,853
Class R	349	469
Class I	—	1,657
Total	$322,831	$160,235

For the year ended January 31, 2020, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements

Growth Fund
Class A	$7
Class C	—
Class R	418
Class I	—
Total	$425

66	QS Asset Allocation Funds 2020 Annual Report

Waivers/Expense Reimbursements

Moderate Growth Fund
Class A	—
Class C	$49
Class R	439
Class I	—
Total	$488

Waivers/Expense Reimbursements

Conservative Growth Fund
Class A	—
Class C	—
Class R	$291
Class I	—
Total	$291

Waivers/Expense Reimbursements

Defensive Growth Fund
Class A	—
Class C	—
Class C1	—
Class R	$379
Class I	661
Total	$1,040

6. Distributions to shareholders by class

	Year Ended January 31, 2020	Year Ended January 31, 2019

Growth Fund

Net Investment Income:
Class A	$10,579,191	$13,166,479
Class C	36,846	192,276
Class R	1,215	1,000
Class I	32,808	40,296
Total	$10,650,060	$13,400,051

Net Realized Gains:
Class A	$32,046,101	$27,447,504
Class C	417,894	662,525
Class R	3,272	2,527
Class I	67,510	68,681
Total	$32,534,777	$28,181,237

QS Asset Allocation Funds 2020 Annual Report	67

Notes to financial statements (cont’d)

	Year Ended January 31, 2020	Year Ended January 31, 2019

Moderate Growth Fund

Net Investment Income:
Class A	$8,478,306	$9,668,655
Class C	46,200	225,164
Class R	2,105	1,864
Class I	73,452	154,328
Total	$8,600,063	$10,050,011

Net Realized Gains:
Class A	$18,064,795	$16,582,895
Class C	313,427	644,450
Class R	4,809	3,906
Class I	147,006	226,623
Total	$18,530,037	$17,457,874

	Year Ended January 31, 2020	Year Ended January 31, 2019

Conservative Growth Fund

Net Investment Income:
Class A	$5,864,185	$6,738,141
Class C	128,861	190,299
Class R	990	816
Class I	45,250	178,553
Total	$6,039,286	$7,107,809

Net Realized Gains:
Class A	$9,290,211	$9,190,183
Class C	258,399	417,124
Class R	1,745	1,360
Class I	71,709	218,492
Total	$9,622,064	$9,827,159

	Year Ended January 31, 2020	Year Ended January 31, 2019

Defensive Growth Fund

Net Investment Income:
Class A	$3,118,578	$3,155,973
Class C	26,828	36,576
Class C1	16,696	47,895
Class R	1,715	1,300
Class I	39,200	76,277
Total	$3,203,017	$3,318,021

68	QS Asset Allocation Funds 2020 Annual Report

	Year Ended January 31, 2020	Year Ended January 31, 2019

Defensive Growth Fund (cont’d)

Net Realized Gains:
Class A	$1,847,223	$2,107,313
Class C	22,426	36,576
Class C1	13,195	41,557
Class R	1,021	1,074
Class I	20,823	46,134
Total	$1,904,688	$2,232,654

7. Shares of beneficial interest

At January 31, 2020, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended January 31, 2020		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount

Growth Fund

Class A
Shares sold	2,465,288	$38,628,410	2,319,968	$37,431,658
Shares issued on reinvestment	2,734,860	42,541,873	2,675,279	40,525,978
Shares repurchased	(4,981,908)	(77,986,102)	(5,144,766)	(82,978,258)
Net increase (decrease)	218,240	$3,184,181	(149,519)	$(5,020,622)
Class C
Shares sold	50,050	$725,690	126,975	$1,917,555
Shares issued on reinvestment	31,431	448,214	59,782	851,697
Shares repurchased	(668,168)	(9,816,796)	(329,882)	(4,914,452)
Net decrease	(586,687)	$(8,642,892)	(143,125)	$(2,145,200)
Class R
Shares sold	2,154	$33,311	2,026	$32,520
Shares issued on reinvestment	290	4,487	234	3,527
Shares repurchased	(1,486)	(23,583)	(815)	(13,334)
Net increase	958	$14,215	1,445	$22,713
Class I
Shares sold	112,510	$1,755,900	132,638	$2,085,614
Shares issued on reinvestment	6,343	98,722	7,120	106,697
Shares repurchased	(102,013)	(1,581,600)	(114,222)	(1,779,703)
Net increase	16,840	$273,022	25,536	$412,608

	Year Ended January 31, 2020		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount

Moderate Growth Fund

Class A
Shares sold	2,260,470	$35,249,505	1,754,039	$27,928,047
Shares issued on reinvestment	1,699,203	26,458,482	1,753,804	26,161,522
Shares repurchased	(3,856,303)	(60,010,985)	(3,521,620)	(55,985,976)
Net increase (decrease)	103,370	$1,697,002	(13,777)	$(1,896,407)

QS Asset Allocation Funds 2020 Annual Report	69

Notes to financial statements (cont’d)

	Year Ended January 31, 2020		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount

Moderate Growth Fund (cont’d)

Class C
Shares sold	36,861	$586,058	63,316	$1,037,701
Shares issued on reinvestment	22,727	357,855	56,404	866,303
Shares repurchased	(676,787)	(10,842,328)	(314,716)	(5,072,604)
Net decrease	(617,199)	$(9,898,415)	(194,996)	$(3,168,600)

Class R
Shares sold	1,164	$17,875	3,496	$54,596
Shares issued on reinvestment	450	6,914	390	5,770
Shares repurchased	(235)	(3,645)	(2,472)	(39,588)
Net increase	1,379	$21,144	1,414	$20,778

Class I
Shares sold	101,723	$1,554,571	110,323	$1,734,982
Shares issued on reinvestment	13,614	210,032	25,447	375,036
Shares repurchased	(89,526)	(1,362,008)	(316,414)	(4,752,777)
Net increase (decrease)	25,811	$402,595	(180,644)	$(2,642,759)

	Year Ended January 31, 2020		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount

Conservative Growth Fund

Class A
Shares sold	2,103,712	$29,616,116	1,735,413	$24,710,983
Shares issued on reinvestment	1,077,800	15,078,871	1,166,341	15,846,902
Shares repurchased	(2,833,679)	(39,901,002)	(3,091,678)	(43,766,299)
Net increase (decrease)	347,833	$4,793,985	(189,924)	$(3,208,414)

Class C
Shares sold	296,066	$4,369,695	90,702	$1,353,916
Shares issued on reinvestment	25,569	375,572	42,149	595,782
Shares repurchased	(446,571)	(6,587,607)	(461,197)	(6,906,533)
Net decrease	(124,936)	$(1,842,340)	(328,346)	$(4,956,835)

Class R
Shares sold	588	$8,322	1,442	$20,479
Shares issued on reinvestment	195	2,735	161	2,176
Shares repurchased	(73)	(1,049)	(3,053)	(44,421)
Net increase (decrease)	710	$10,008	(1,450)	$(21,766)

Class I
Shares sold	65,560	$924,655	197,443	$2,769,959
Shares issued on reinvestment	8,366	116,915	29,089	396,393
Shares repurchased	(60,910)	(851,333)	(620,301)	(8,486,786)
Net increase (decrease)	13,016	$190,237	(393,769)	$(5,320,434)

	Year Ended January 31, 2020		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount

Defensive Growth Fund

Class A
Shares sold	1,001,355	$13,162,864	889,587	$11,540,119
Shares issued on reinvestment	375,803	4,940,185	414,016	5,234,935
Shares repurchased	(1,242,776)	(16,331,357)	(1,511,124)	(19,531,293)
Net increase (decrease)	134,382	$1,771,692	(207,521)	$(2,756,239)

70	QS Asset Allocation Funds 2020 Annual Report

	Year Ended January 31, 2020		Year Ended January 31, 2019
	Shares	Amount	Shares	Amount

Defensive Growth Fund (cont’d)
Class C
Shares sold	7,108	$94,206	4,987	$63,275
Shares issued on reinvestment	3,763	49,247	5,818	73,152
Shares repurchased	(43,340)	(565,119)	(86,996)	(1,122,498)
Net decrease	(32,469)	$(421,666)	(76,191)	$(986,071)
Class C1
Shares sold	1,166	$15,503	4,909	$64,902
Shares issued on reinvestment	2,224	29,883	6,912	89,452
Shares repurchased	(113,561)	(1,521,138)	(71,182)	(942,863)
Net decrease	(110,171)	$(1,475,752)	(59,361)	$(788,509)
Class R
Shares sold	1,428	$18,835	860	$11,121
Shares issued on reinvestment	208	2,736	188	2,374
Shares repurchased	(55)	(735)	(590)	(7,676)
Net increase	1,581	$20,836	458	$5,819
Class I
Shares sold	20,844	$273,056	27,972	$355,947
Shares issued on reinvestment	4,577	60,018	9,688	122,411
Shares repurchased	(23,026)	(303,767)	(166,002)	(2,105,317)
Net increase (decrease)	2,395	$29,307	(128,342)	$(1,626,959)

8. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason, through subadvisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the year ended January 31, 2020. The following transactions were effected in shares of such Underlying Funds for the year ended January 31, 2020.

Growth Fund	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	$14,286,596	$5,645,711	537,531	$1,939,480	185,260	$5,520	$580,711	—	—	$571,065	$18,563,892
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	80,871,428	28,432,649	1,503,581	17,991,606	946,330	1,128,394	2,589,594	—	$7,343,055	695,620	92,008,091
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	27,238,584	7,215,336	631,901	5,748,033	501,752	336,967	453,290	—	802,048	2,413,522	31,119,409
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS
Shares	16,304,754	1,865,000	162,082	7,977,707	628,071	(827,706)	—	—	—	884,896	11,076,943
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares
	6,470,311	506,808	45,298	448,675	36,271	(43,675)	41,808	—	—	136,966	6,665,410
ClearBridge Global Infrastructure Income Fund, Class IS Shares(a)
	10,330,033	275,433	23,390	4,148,957	348,890	(118,957)	275,432	—	—	1,333,236	7,789,745
ClearBridge Small Cap Fund, Class IS Shares
	36,465,251	9,995,783	166,660	7,687,968	126,367	207,032	202,841	—	1,082,942	2,072,893	40,845,959
Martin Currie Emerging Markets Fund, Class IS Shares
	63,403,206	1,817,598	138,760	10,887,473	866,247	(322,473)	1,577,599	—	—	6,030,770	60,364,101
QS Global Market Neutral Fund, Class IS Shares
	15,711,791	11,076,621	1,184,650	144,322	13,771	(14,322)	71,620	—	—	(1,822,318)	24,821,772

QS Asset Allocation Funds 2020 Annual Report	71

Notes to financial statements (cont’d)

Growth Fund (cont’d)	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
		Cost	Shares	Cost	Shares
QS International Equity Fund, Class IS Shares
	$83,212,443	$32,075,563	2,005,900	$42,094,772	3,016,415	$4,225,228	$1,441,393	—	$339,169	$(2,739,311)	$70,453,923
QS Strategic Real Return Fund, Class IS Shares
	42,929,715	2,135,191	189,473	2,546,912	193,811	(381,912)	252,597	—	1,417,594	1,554,919	44,072,913
QS U.S. Small Capitalization Equity Fund, Class IS Shares
	19,766,801	5,282,859	450,465	3,446,954	255,519	(431,953)	128,333	—	289,525	522,661	22,125,367
ClearBridge Aggressive Growth Fund, Class IS Shares
	17,687,535	5,824,434	29,083	3,476,577	17,200	128,423	149,439	—	1,984,996	(180,197)	19,855,195
ClearBridge Appreciation Fund, Class IS Shares
	37,009,088	10,550,954	436,299	9,190,910	386,468	854,090	610,998	—	2,459,956	4,950,590	43,319,722
ClearBridge International Value Fund, Class IS Shares
	37,505,672	15,465,814	1,579,488	20,242,624	2,022,966	(582,624)	1,130,813	—	—	(1,491,339)	31,237,523
ClearBridge Large Cap Growth Fund, Class IS Shares
	41,361,731	8,490,940	166,390	8,331,559	170,828	778,441	193,680	—	2,022,261	6,281,920	47,803,032
ClearBridge Mid Cap Fund, Class IS Shares
	29,130,865	7,263,513	196,255	6,378,819	174,914	416,181	220,406	—	2,063,107	2,592,306	32,607,865
ClearBridge Small Cap Growth Fund, Class IS Shares
	4,508,614	1,183,303	31,582	765,824	20,446	34,176	—	—	338,302	291,566	5,217,659
QS Global Dividend Fund, Class IS Shares
	64,590,556	3,965,069	308,089	4,095,846	337,255	184,154	1,921,366	—	1,313,703	3,294,497	67,754,276
QS U.S. Large Cap Equity Fund, Class IS Shares
	24,194,734	7,434,448	427,452	4,931,019	284,520	253,981	309,438	—	1,925,010	1,224,098	27,922,261
Western Asset Core Plus Bond Fund, Class IS Shares
	23,084,551	171,773	14,883	22,203,601	2,019,364	1,036,399	169,957	—	1,792	(911,453)	141,270
Western Asset High Yield Fund, Class IS Shares
	4,718,097	16,477,704	2,089,322	1,767,578	216,085	(37,065)	1,067,069	$(5,276)	—	630,557	20,054,017
Western Asset Macro Opportunities Fund, Class IS Shares
	14,166,357	1,833,092	165,793	4,845,630	441,849	204,370	551,461	—	536,630	54,015	11,207,834
	$714,948,713	$184,985,596		$191,292,846		$7,032,669	$13,939,845	$(5,276)	$23,920,090	$28,391,479	$737,028,179

(a)	Prior to February 1, 2020, known as RARE Global Infrastructure Income Fund, and prior to December 19, 2019, known as RARE Global Infrastructure Value Fund.

Moderate Growth Fund	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	$9,205,427	$2,923,606	278,391	$768,968	73,448	$1,032	$368,606	—	—	$366,897	$11,726,962
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	46,759,339	20,264,845	1,066,545	12,187,495	635,098	627,505	1,555,127	—	$4,409,719	399,273	55,235,962
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	12,752,217	4,206,148	366,263	3,086,749	266,713	138,251	220,679	—	390,468	1,158,977	15,030,593
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	10,506,521	920,000	79,980	5,015,521	394,846	(515,521)	—	—	—	553,911	6,964,911
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares
	9,455,965	610,907	54,615	583,776	47,041	(53,776)	60,907	—	—	193,385	9,676,481
ClearBridge Global Infrastructure Income Fund, Class IS Shares(a)
	6,558,188	174,254	14,799	2,680,094	225,380	(75,094)	174,253	—	—	843,322	4,895,670
ClearBridge Small Cap Fund, Class IS Shares
	15,044,100	5,209,583	86,516	3,825,249	62,431	69,751	87,242	—	462,342	874,728	17,303,162
Martin Currie Emerging Markets Fund, Class IS Shares
	32,262,754	1,169,728	91,561	6,990,560	555,455	(190,560)	779,729	—	—	3,062,676	29,504,598

72	QS Asset Allocation Funds 2020 Annual Report

Moderate Growth Fund (cont’d)	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
		Cost	Shares	Cost	Shares
QS Global Market Neutral Fund, Class IS Shares
	$10,067,778	$6,995,225	748,577	$247,410	23,608	$(22,410)	$45,225	—	—	$(1,141,872)	$15,673,721
QS International Equity Fund, Class IS Shares
	33,229,560	10,794,850	683,509	17,374,416	1,298,326	2,550,584	509,873	—	$119,977	(1,847,280)	24,802,714
QS Strategic Real Return Fund, Class IS Shares
	27,629,350	1,049,473	93,648	2,061,611	156,896	(316,611)	158,720	—	890,753	1,076,233	27,693,445
QS U.S. Small Capitalization Equity Fund, Class IS
Shares	10,762,666	3,819,538	326,368	2,624,392	194,543	(324,392)	72,396	—	162,141	386,173	12,343,985
ClearBridge Aggressive Growth Fund, Class IS Shares
	9,704,767	3,732,123	18,444	1,943,634	9,457	31,366	84,893	—	1,137,230	(111,961)	11,381,295
ClearBridge Appreciation Fund, Class IS Shares
	19,878,670	6,546,801	270,401	5,287,164	220,246	442,836	338,591	—	1,363,209	2,737,429	23,875,736
ClearBridge International Value Fund, Class IS Shares
	15,503,158	5,404,575	560,161	9,046,577	912,910	(121,577)	414,575	—	—	(507,775)	11,353,381
ClearBridge Large Cap Growth Fund, Class IS Shares
	24,600,494	5,969,558	116,596	5,411,887	107,187	303,113	119,266	—	1,245,292	3,936,625	29,094,790
ClearBridge Mid Cap Fund, Class IS Shares
	8,661,762	2,511,213	67,591	2,057,385	55,637	102,615	66,978	—	629,235	794,439	9,910,029
ClearBridge Small Cap Growth Fund, Class IS Shares
	6,266,425	2,058,072	54,734	1,216,199	31,931	23,801	—	—	498,072	423,727	7,532,025
QS Global Dividend Fund, Class IS Shares
	41,594,869	2,345,988	182,159	3,196,304	267,996	213,696	1,216,225	—	829,764	2,011,277	42,755,830
QS U.S. Large Cap Equity Fund, Class IS Shares
	13,569,846	4,779,370	273,372	2,939,907	167,479	100,093	179,277	—	1,115,094	703,718	16,113,027
Western Asset Core Bond Fund, Class IS Shares
	18,499,481	1,919,215	147,663	7,964,661	632,829	60,339	422,079	—	85,349	797,266	13,251,301
Western Asset Core Plus Bond Fund, Class IS Shares
	45,028,392	4,822,940	402,097	18,398,520	1,693,386	1,261,480	1,255,728	—	406,867	612,831	32,065,643
Western Asset High Yield Fund, Class IS Shares
	19,067,725	11,866,054	1,493,330	2,275,957	278,119	(50,276)	1,387,758	$(7,409)	—	917,351	29,568,445
Western Asset Macro Opportunities Fund, Class IS Shares
	9,125,960	869,237	79,218	2,928,737	267,932	141,263	349,314	—	339,921	32,967	7,099,427
	$455,735,414	$110,963,303		$120,113,173		$4,397,508	$9,867,441	$(7,409)	$14,085,433	$18,274,317	$464,853,133

(a)	Prior to February 1, 2020, known as RARE Global Infrastructure Income Fund, and prior to December 19, 2019, known as RARE Global Infrastructure Value Fund.

Conservative Growth Fund	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	$5,879,831	$1,564,075	148,468	$199,492	19,090	$508	$234,075	—	—	$229,774	$7,474,188
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	14,216,825	7,535,433	394,345	3,559,143	182,333	125,857	515,026	—	$1,460,407	108,525	18,301,640
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	5,088,935	2,059,662	178,035	1,080,858	92,389	49,142	95,566	—	169,094	479,144	6,546,883
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	—	8,791,322	848,130	79,741	7,663	259	143,131	—	132,201	(37,962)	8,673,619
BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares
	8,459,156	641,317	63,344	10,034,818	889,433	(854,538)	106,317	$(19,290)	—	934,345	—
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	6,735,279	414,999	36,105	2,918,014	229,904	(298,014)	—	—	—	328,005	4,560,269

QS Asset Allocation Funds 2020 Annual Report	73

Notes to financial statements (cont’d)

Conservative Growth Fund (cont’d)	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
		Cost	Shares	Cost	Shares
BrandywineGLOBAL — International Opportunities Bond Fund, Class IS Shares
	$6,561,779	$477,241	42,612	$373,264	30,078	$(33,264)	$42,241	—	—	$132,747	$6,798,503
ClearBridge Global Infrastructure Income Fund, Class IS Shares (a)
	4,039,948	125,278	10,624	1,559,299	131,187	(39,299)	110,277	—	—	525,832	3,131,759
ClearBridge Small Cap Fund, Class IS Shares
	5,273,940	2,094,652	34,637	1,140,360	18,288	9,640	32,705	—	$171,948	316,383	6,544,615
Martin Currie Emerging Markets Fund, Class IS Shares
	11,490,283	850,288	68,134	2,234,654	177,410	(54,654)	295,288	—	—	1,125,344	11,231,261
QS Global Market Neutral Fund, Class IS Shares
	6,373,093	4,659,167	498,722	203,184	19,388	(13,184)	29,167	—	—	(720,526)	10,108,550
QS International Equity Fund, Class IS Shares
	3,880,323	3,447	219	3,807,947	247,011	(27,947)	2,790	—	657	60,750	136,573
QS Strategic Real Return Fund, Class IS Shares
	17,386,044	824,077	73,272	966,114	73,525	(151,114)	102,702	—	576,375	621,724	17,865,731
QS U.S. Small Capitalization Equity Fund, Class IS Shares
	5,994,667	2,537,310	216,661	1,295,540	95,918	(165,541)	43,282	—	94,030	186,467	7,422,904
ClearBridge Aggressive Growth Fund, Class IS Shares
	4,047,312	2,128,784	10,447	852,371	4,099	12,629	39,874	—	523,908	(63,735)	5,259,990
ClearBridge Appreciation Fund, Class IS Shares
	13,784,198	5,187,924	210,417	3,066,727	122,716	168,274	254,256	—	1,023,669	2,024,829	17,930,224
ClearBridge International Value Fund, Class IS Shares
	3,808,096	4,511	475	3,870,289	376,546	(170,289)	4,510	—	—	183,747	126,065
ClearBridge Large Cap Growth Fund, Class IS Shares
	12,869,694	4,144,061	79,348	2,946,865	56,500	83,135	66,344	—	692,716	2,140,805	16,207,695
ClearBridge Mid Cap Fund, Class IS Shares
	4,174,530	1,480,183	39,420	911,192	24,197	33,808	35,022	—	325,160	394,337	5,137,858
ClearBridge Small Cap Growth Fund, Class IS Shares
	3,741,030	1,735,731	45,206	822,527	21,309	12,473	—	—	320,731	235,592	4,889,826
QS Global Dividend Fund, Class IS Shares
	25,732,512	1,794,435	139,074	1,462,567	119,264	62,433	770,416	—	534,019	1,339,328	27,403,708
QS U.S. Large Cap Equity Fund, Class IS Shares
	8,637,581	3,816,118	216,657	1,784,187	100,306	45,813	124,274	—	771,844	447,868	11,117,380
Western Asset Core Bond Fund, Class IS Shares
	34,863,112	3,662,871	281,892	9,025,218	715,340	49,782	921,890	—	201,757	1,824,221	31,324,986
Western Asset Core Plus Bond Fund, Class IS Shares
	49,724,770	5,409,470	451,485	11,920,205	1,142,637	1,359,795	1,614,588	—	562,493	1,116,663	44,330,698
Western Asset High Yield Fund, Class IS Shares
	15,588,602	9,821,042	1,234,841	3,767,935	466,310	(32,058)	1,014,761	$(5,701)	—	714,362	22,351,247
Western Asset Macro Opportunities Fund, Class IS Shares
	5,880,058	570,865	52,024	1,829,112	167,323	80,888	228,505	—	222,360	22,300	4,644,111
	$284,231,598	$72,334,263		$71,711,623		$254,534	$6,827,007	$(24,991)	$7,783,369	$14,670,869	$299,520,283

(a)	Prior to February 1, 2020, known as RARE Global Infrastructure Income Fund, and prior to December 19, 2019, known as RARE Global Infrastructure Value Fund.

Defensive Growth Fund	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Alternative Credit Fund, Class IS Shares
	$2,511,760	$609,964	57,814	$44,887	4,295	$113	$99,963	—	—	$97,395	$3,174,232
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS
Shares	1,083,692	349,729	18,493	141,826	7,387	8,174	36,430	—	$103,299	9,193	1,300,788

74	QS Asset Allocation Funds 2020 Annual Report

Defensive Growth Fund (cont’d)	Affiliate Value at January 31, 2019	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Return of Capital from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2020
		Cost	Shares	Cost	Shares
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	$1,090,870	$262,836	22,889	$151,743	13,084	$8,257	$19,078	—	$33,757	$99,219	$1,301,182
BrandywineGLOBAL — Global Opportunities Bond Fund (USD Hedged), Class IS Shares
	—	10,180,984	982,196	84,670	8,134	330	165,830	—	153,216	(43,997)	10,052,317
BrandywineGLOBAL — Global Opportunities Bond Fund, Class IS Shares
	9,803,287	548,750	54,212	11,433,345	1,011,564	(993,939)	123,750	$(22,468)	—	1,081,308	—
BrandywineGLOBAL — Global Unconstrained Bond Fund, Class IS Shares
	2,872,458	90,000	7,812	1,195,035	94,169	(120,035)	—	—	—	133,532	1,900,955
ClearBridge Global Infrastructure Income Fund, Class IS Shares(a)
	1,716,903	46,893	3,982	665,056	55,987	(15,056)	46,893	—	—	222,465	1,321,205
Martin Currie Emerging Markets Fund, Class IS Shares
	1,570,206	131,108	10,706	335,751	26,733	(751)	41,108	—	—	155,110	1,520,673
QS Global Market Neutral Fund, Class IS Shares
	2,679,180	1,922,224	205,880	60,644	5,787	(5,644)	12,224	—	—	(304,165)	4,236,595
QS International Equity Fund, Class IS Shares
	431,786	2,173	138	374,554	23,103	(19,554)	1,759	—	414	26,713	86,118
QS Strategic Real Return Fund, Class IS Shares
	7,528,584	295,341	26,354	349,246	26,583	(54,246)	44,667	—	250,674	260,297	7,734,976
QS U.S. Small Capitalization Equity Fund, Class IS Shares
	1,383,038	362,748	31,845	263,009	19,428	(33,009)	9,007	—	18,741	51,142	1,533,919
ClearBridge Appreciation Fund, Class IS Shares
	5,417,676	1,187,510	47,581	800,017	32,051	49,983	93,016	—	374,495	750,174	6,555,343
ClearBridge International Value Fund, Class IS Shares
	423,935	2,545	267	396,825	35,925	(41,825)	2,546	—	—	41,494	71,149
ClearBridge Large Cap Growth Fund, Class IS Shares
	3,363,535	549,960	10,654	510,231	10,147	39,769	16,166	—	168,795	531,853	3,935,117
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,113,488	238,144	6,211	72,596	1,881	2,404	—	—	88,144	69,963	1,348,999
QS Global Dividend Fund, Class IS Shares
	8,715,945	641,823	50,108	625,142	50,016	19,858	261,231	—	180,592	462,875	9,195,501
QS U.S. Large Cap Equity Fund, Class IS Shares
	3,947,025	967,516	55,141	649,908	34,478	(19,908)	50,353	—	312,164	243,787	4,508,420
Western Asset Core Bond Fund, Class IS Shares
	25,967,440	1,409,517	108,788	2,206,178	172,595	3,822	778,591	—	172,317	1,583,257	26,754,036
Western Asset Core Plus Bond Fund, Class IS Shares
	28,543,043	1,674,787	140,586	2,371,520	226,931	293,480	1,054,222	—	370,695	1,368,568	29,214,878
Western Asset High Yield Fund, Class IS Shares
	8,265,460	1,269,969	159,326	702,329	88,726	7,787	477,405	(2,717)	—	291,834	9,122,333
Western Asset Macro Opportunities Fund, Class IS Shares
	2,500,201	217,866	19,875	793,649	72,470	36,351	95,213	—	92,652	10,677	1,935,095
	$120,929,512	$22,962,387		$24,228,161		$(833,639)	$3,429,452	$(25,185)	$2,319,955	$7,142,694	$126,803,831

(a)	Prior to February 1, 2020, known as RARE Global Infrastructure Income Fund, and prior to December 19, 2019, known as RARE Global Infrastructure Value Fund.

QS Asset Allocation Funds 2020 Annual Report	75

Notes to financial statements (cont’d)

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal year ended January 31, 2020 was as follows:

	Growth	Moderate Growth	Conservative Growth	Defensive Growth

Distributions paid from:
Ordinary income	$10,650,060	$9,052,912	$6,039,286	$3,203,017
Net long-term capital gains	32,534,777	18,077,188	9,622,064	1,904,688
Total distributions paid	$43,184,837	$27,130,100	$15,661,350	$5,107,705

The tax character of distributions paid during the fiscal year ended January 31, 2019 was as follows:

	Growth	Moderate Growth	Conservative Growth	Defensive Growth

Distributions paid from:
Ordinary income	$16,408,211	$11,501,897	$7,441,115	$3,543,651
Net long-term capital gains	25,173,077	16,005,988	9,493,853	2,007,024
Total distributions paid	$41,581,288	$27,507,885	$16,934,968	$5,550,675

As of January 31, 2020, the components of distributable earnings (loss) on a tax basis were as follows:

	Growth	Moderate Growth	Conservative Growth	Defensive Growth
Undistributed ordinary income — net	$5,072,211	$1,758,004	$967,857	$394,805
Undistributed long-term capital gains — net	17,968,188	13,029,671	6,000,570	761,994
Total undistributed earnings	$23,040,399	$14,787,675	$6,968,427	$1,156,799
Other book/tax temporary differences(a)	(41,511)	(27,894)	(18,983)	(10,260)
Unrealized appreciation (depreciation)(b)	96,370,012	56,067,311	35,983,248	11,700,824
Total distributable earnings (loss) — net	$119,368,900	$70,827,092	$42,932,692	$12,847,363

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

(b)	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments.

10. Recent accounting pronouncement

The Funds have adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Funds’ adoption was limited to changes in the Funds’ financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

11. Subsequent event

On February 18, 2020, Franklin Resources, Inc. (“Franklin Resources”) and Legg Mason, Inc. (“Legg Mason”) announced that they have entered into a definitive agreement for Franklin Resources to acquire Legg Mason in an all-cash transaction. As part of this transaction, the Funds’ investment adviser (the “Manager”), currently a wholly owned subsidiary of Legg Mason, would become a wholly owned subsidiary of Franklin Resources. The transaction is subject to approval by Legg Mason’s shareholders and customary closing conditions, including receipt of applicable regulatory approvals. Subject to such approvals and the satisfaction of the other conditions, the transaction is expected to be consummated later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the Funds’ investment management contract with the Manager, and any related sub-advisory contract(s), where applicable. Therefore, the Funds’ Board is expected to be asked to approve a new investment management contract between each Fund and the Manager (and a new sub-advisory contract(s), if applicable). If approved by the Board, the new investment management contract (and the new sub-advisory contract(s), if applicable) is expected to be presented to the shareholders of each Fund for their approval.

76	QS Asset Allocation Funds 2020 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Equity Trust and Shareholders of QS Growth Fund, QS Moderate Growth Fund, QS Conservative Growth Fund and QS Defensive Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of QS Growth Fund, QS Moderate Growth Fund, QS Conservative Growth Fund and QS Defensive Growth Fund (four of the funds constituting Legg Mason Partners Equity Trust, hereafter collectively referred to as the “Funds”) as of January 31, 2020, the related statements of operations for the year ended January 31, 2020, the statements of changes in net assets for each of the two years in the period ended January 31, 2020, including the related notes, and the financial highlights for each of the three years in the period ended January 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of January 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended January 31, 2020 and the financial highlights for each of the three years in the period ended January 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Funds as of and for the year ended January 31, 2017 and the financial highlights for each of the periods ended on or prior to January 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated March 17, 2017 expressed unqualified opinions on those financial statements and financial highlights.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of January 31, 2020 by correspondence with the custodian and transfer agent of the investee funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

March 17, 2020

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not been able to determine the specific year we began serving as auditor.

QS Asset Allocation Funds 2020 Annual Report	77

Board approval of management and

subadvisory agreements (unaudited)

QS Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with QS Investors, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS Investors, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

78	QS Asset Allocation Funds

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation aggressive growth funds (i.e., funds that maintain at least 80% of assets in equity securities, with the remainder invested in bonds, cash and cash equivalents) (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2019. The Fund performed below the median performance of the funds in the Performance Universe for each period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2019, which showed that the Fund’s performance was below the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2019 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers and the reasons for the Fund’s underperformance versus the Performance Universe during the periods under review. The Trustees noted that the Manager and QS Investors were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of institutional affiliated funds of funds consisting of ten mixed-asset target allocation aggressive growth funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional affiliated mixed-asset target allocation aggressive growth funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio was slightly lower than the median, before including underlying fund expenses, and was higher than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Group and was slightly lower than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

QS Asset Allocation Funds	79

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

80	QS Asset Allocation Funds

QS Moderate Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with QS Investors, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS Investors, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

QS Asset Allocation Funds	81

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation growth funds (i.e., funds that maintain a mix of between 60%-80% equity securities, with the remainder invested in bonds, cash and cash equivalents) (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three-, five- and ten-year periods ended June 30, 2019. The Fund performed better than the median performance of the funds in the Performance Universe for the ten-year period, but performed below the median performance of the funds in the Performance Universe for the one-, three- and five-year periods, respectively. The Board reviewed performance information provided by the Manager for periods ended September 30, 2019, which showed that the Fund’s performance was below the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2019 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees then discussed with representatives of management the portfolio management strategy of the Fund’s portfolio managers and the reasons for the Fund’s underperformance versus the Performance Universe during certain of the periods under review. The Trustees noted that the Manager and QS Investors were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board generally was satisfied with the Fund’s long-term performance record. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of institutional affiliated funds of funds consisting of 14 mixed-asset target allocation growth funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional affiliated mixed-asset target allocation growth funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio was lower than the median, before including underlying fund expenses, and was slightly higher than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Group and was slightly lower than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

82	QS Asset Allocation Funds

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

QS Asset Allocation Funds	83

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

QS Conservative Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with QS Investors, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS Investors, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

84	QS Asset Allocation Funds

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation moderate funds (i.e., funds that maintain a mix of between 40%-60% equity securities, with the remainder invested in bonds, cash and cash equivalents) (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one- and three-year periods ended June 30, 2019. The Fund performed better than the median performance of the funds in the Performance Universe for each period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2019, which showed that the Fund’s performance was below the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2019 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees noted that the Manager and QS Investors were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board generally was satisfied with the Fund’s performance. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of institutional affiliated funds of funds consisting of 12 mixed-asset target allocation moderate funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional affiliated mixed-asset target allocation moderate funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio was slightly lower than the median, before including underlying fund expenses, and was higher than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Group and was slightly higher than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

QS Asset Allocation Funds	85

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

86	QS Asset Allocation Funds

QS Defensive Growth Fund

At a meeting of the Trust’s Board of Trustees, the Board considered the re-approval for an annual period of the management agreement pursuant to which Legg Mason Partners Fund Advisor, LLC (the “Manager”) provides the Fund with investment advisory and administrative services, the sub-advisory agreement pursuant to which QS Investors, LLC (“QS Investors”) provides day-to-day management of the Fund’s portfolio, and the sub-advisory agreement pursuant to which Western Asset Management Company, LLC (“Western Asset” and, together with QS Investors, the “Sub-Advisers”) provides day-to-day management of the Fund’s cash and short-term instruments allocated to it by the Manager. (The management agreement and sub-advisory agreements are collectively referred to as the “Agreements.”) The Manager and the Sub-Advisers are wholly-owned subsidiaries of Legg Mason, Inc. The Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)) of the Fund were assisted in their review by Fund counsel and independent legal counsel and met with independent legal counsel in executive sessions separate from representatives of the Manager and the Sub-Advisers. The Independent Trustees requested and received information from the Manager and the Sub-Advisers they deemed reasonably necessary for their review of the Agreements and the performance of the Manager and the Sub-Advisers. Included was information about the Manager, the Sub-Advisers and the Fund’s distributor, as well as the management, sub-advisory and distribution arrangements and services provided to the Fund and other funds overseen by the Board. This information was initially reviewed by a special committee of the Independent Trustees and then by the full Board.

In voting to approve the Agreements, the Independent Trustees considered whether the approval of the Agreements would be in the best interests of the Fund and its shareholders, an evaluation based on several factors including those discussed below.

Nature, extent and quality of the services provided to the fund under the management agreement and sub-advisory agreements

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by the Manager and the Sub-Advisers under the Management Agreement and Sub-Advisory Agreements, respectively, during the past year. The Trustees also considered the Manager’s supervisory activities over the Sub-Advisers. In addition, the Independent Trustees received and considered other information regarding the administrative and other services rendered to the Fund and its shareholders by the Manager. The Board noted information received at regular meetings throughout the year related to the services rendered by the Manager in its management of the Fund’s affairs and the Manager’s role in coordinating the activities of the Sub-Advisers and the Fund’s other service providers. The Board’s evaluation of the services provided by the Manager and the Sub-Advisers took into account the Board’s knowledge and familiarity gained as Trustees of funds in the Legg Mason fund complex, including the scope and quality of the investment management and other capabilities of the Manager and the Sub-Advisers and the quality of the Manager’s administrative and other services. The Board observed that the scope of services provided by the Manager had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s compliance programs. The Board reviewed information received from the Manager and the Fund’s Chief Compliance Officer regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended.

The Board reviewed the qualifications, backgrounds and responsibilities of the Fund’s senior personnel and the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund. The Board considered the services provided to the Legg Mason fund complex and the Manager’s commitment to continue to provide effective and efficient investment management and shareholder services. The Board also considered, based on its knowledge of the Manager and the Manager’s affiliates, the financial resources available to the Manager’s parent organization, Legg Mason, Inc.

The Board considered the division of responsibilities among the Manager and the Sub-Advisers and the oversight provided by the Manager. The Board also considered the brokerage policies and practices of the Manager and QS Investors, the standards applied in seeking best execution, their policies and practices regarding soft dollars, and the existence of quality controls applicable to brokerage allocation procedures. In addition, management also reported to the Board on, among other things, its business plans, recent organizational changes, portfolio manager compensation plan and policy regarding portfolio managers’ ownership of fund shares.

QS Asset Allocation Funds	87

Board approval of management and

subadvisory agreements (unaudited) (cont’d)

The Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the respective Agreement by the Manager and the Sub-Advisers.

Fund performance

The Board received and reviewed performance information for the Fund and for all retail and institutional mixed-asset target allocation conservative funds (i.e., funds that maintain a mix of between 20%-40% equity securities, with the remainder invested in bonds, cash and cash equivalents) (the “Performance Universe”) selected by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data. The Board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in the Performance Universe. The Trustees noted that they also had received and discussed with management at periodic intervals information on the investment performance of the Fund in comparison to similar mutual funds and benchmark performance indices. The information comparing the Fund’s performance to that of the Performance Universe was for the one-, three- and five-year periods ended June 30, 2019. The Fund performed better than the median performance of the funds in the Performance Universe for each period, and was ranked in the first quintile of the funds in the Performance Universe for the one-year period. The Board reviewed performance information provided by the Manager for periods ended September 30, 2019, which showed that the Fund’s performance was better than the Broadridge category average during the third quarter. The Board also reviewed information prepared by Broadridge comparing the Fund’s annualized total return for the three-year period ended June 30, 2019 in relation to the Fund’s standard deviation to that of the funds in the Performance Universe. The Trustees noted that the Manager and QS Investors were committed to providing the resources necessary to assist the Fund’s portfolio managers. Based on its review, the Board was satisfied with the Fund’s performance. The Board determined to continue to evaluate the Fund’s performance and directed the Independent Trustees’ performance committee to continue to periodically review Fund performance with the Manager and report to the full Board.

Expense ratios

The Board noted that the Fund bears indirectly its pro rata share of the expenses of the underlying funds in which it invests, including management fees payable by such underlying funds to the Manager or its affiliates. The Board noted that there is no management fee payable by the Fund to the Manager or sub-investment advisory fees payable by the Fund to the Sub-Advisers.

The Board received an analysis of complex-wide management fees provided by the Manager, which, among other things, set out a framework of fees based on asset classes. Management also discussed with the Board the Fund’s distribution arrangements, including how amounts received by the Fund’s distributor are expended, and the fees received and expenses incurred in connection with such arrangements by affiliates of the Manager.

Additionally, the Board received and considered information comparing the Fund’s overall expense ratio with those of a group of institutional affiliated funds of funds consisting of 12 mixed-asset target allocation conservative funds selected by Broadridge as comparable to the Fund (the “Expense Group”), and a broader group of funds selected by Broadridge consisting of all institutional affiliated mixed-asset target allocation conservative funds of funds (the “Expense Universe”). This information showed that the Fund’s total expense ratio was at the median, before including underlying fund expenses, and was higher than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Group and was higher than the median, after including underlying fund expenses, of the total expense ratios of the funds in the Expense Universe.

Manager profitability

The Board received and considered a profitability analysis of the Manager and its affiliates in providing services to the Fund. The Board also received profitability information with respect to the Legg Mason fund complex as a whole. In addition, the Board received information with respect to the Manager’s allocation methodologies used in preparing this profitability data as well as a report from an outside consultant that had reviewed the Manager’s methodology. The Board noted the profitability percentage ranges determined by appropriate court cases to be reasonable given the services rendered to investment companies. The Board determined that the Manager’s profitability was not excessive in light of the nature, extent and quality of the services provided to the Fund.

88	QS Asset Allocation Funds

Economies of scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund as the Fund’s assets grow, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The Board noted that to the extent the Fund’s assets increase over time, the Fund and its shareholders should realize economies of scale as certain expenses, such as fixed fund fees, become a smaller percentage of overall assets. The Board noted that it appeared that the benefits of any economies of scale also would be appropriately shared with shareholders through increased investment in fund management and administration resources.

Taking all of the above into consideration, the Board determined that the Fund’s expense ratio was reasonable in light of the comparative performance and expense information and the nature, extent and quality of the services provided to the Fund under the Agreements.

Other benefits to the manager

The Board considered other benefits received by the Manager and its affiliates, including the Sub-Advisers, as a result of the Manager’s relationship with the Fund, including the opportunity to offer additional products and services such as 529 College Savings Plans and retail managed accounts.

In light of the costs of providing investment management and other services to the Fund and the Manager’s ongoing commitment to the Fund, the profits and other ancillary benefits that the Manager and its affiliates received were considered reasonable.

Based on their discussions and considerations, including those described above, the Trustees approved the Management Agreement and the Sub-Advisory Agreements to continue for another year.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Management Agreement and the Sub-Advisory Agreements.

QS Asset Allocation Funds	89

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of QS Asset Allocation Funds (the “Funds”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Funds is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Funds at 1-877-721-1926.

Independent Trustees†

Paul R. Ades

Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Andrew L. Breech

Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Dwight B. Crane

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during the past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Althea L. Duersten

Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during the past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	Non-Executive Director, Rokos Capital Management LLP (since 2019)

90	QS Asset Allocation Funds

Independent Trustees† cont’d

Stephen R. Gross

Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during the past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Susan M. Heilbron

Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore LLP (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

Frank G. Hubbard

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during the past five years	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Howard J. Johnson

Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during the past five years	Retired; formerly, Chief Executive Officer, Genesis Imaging LLC (technology company) (2003 to 2012)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

QS Asset Allocation Funds	91

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† cont’d

Jerome H. Miller

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during the past five years	Retired; formerly, Vice Chairman, Shearson Lehman Hutton Inc. (1989 to 1992) and Senior Executive Vice President, E.F. Hutton Group Inc. (1986 to 1989)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Ken Miller

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	None

Thomas F. Schlafly

Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	44
Other board memberships held by Trustee during the past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

Interested Trustee and Officer

Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/Director of 145 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	142
Other board memberships held by Trustee during the past five years	None

92	QS Asset Allocation Funds

Additional Officers

Ted P. Becker

Legg Mason
620 Eighth Avenue, 49th Floor, New York, NY 10018 Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director of Global Compliance at Legg Mason, Inc. (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Susan Kerr

Legg Mason
620 Eighth Avenue, 49th Floor, New York, NY 10018 Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey

Legg Mason
100 First Stamford Place, 5th Floor, Stamford, CT 06902 Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel

Legg Mason
100 First Stamford Place, 6th Floor, Stamford, CT 06902 Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President and Deputy General Counsel of Legg Mason, Inc. (since 2006); Managing Director and General Counsel — U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

QS Asset Allocation Funds	93

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers cont’d

Thomas C. Mandia

Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902 Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Christopher Berarducci*

Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018 Year of birth	1974
Position(s) with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2014 and 2019
Principal occupation(s) during the past five years	Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain mutual funds associated with Legg Mason & Co. or its affiliates; Director of Legg Mason & Co. (since 2015); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Jeanne M. Kelly

Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018 Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Funds within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*	Effective September 27, 2019, Mr. Berarducci became Treasurer and Principal Financial Officer.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Funds, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

94	QS Asset Allocation Funds

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended January 31, 2020:

	Growth Fund		Moderate Growth Fund
Record date:	6/19/2019	12/26/2019	6/19/2019	12/26/2019
Payable date:	6/20/2019	12/27/2019	6/20/2019	12/27/2019
Ordinary Income:
Qualified Dividend Income for Individuals	15.61%	93.78%	20.39%	64.06%
Dividends Qualifying for the Dividends Received
Deduction for Corporations	9.56%	57.57%	12.77%	43.01%
Interest from Federal Obligations	2.20%	2.20%	3.38%	3.38%
Foreign Source Income*	4.76%	28.40%	5.98%	16.26%
Foreign Taxes Paid Per Share	—	$0.010463	—	$0.006774
Long-Term Capital Gain Dividend	$0.712170	—	$0.595680	$0.024120

	Conservative Growth Fund
Record date:	3/28/2019	6/27/2019	9/27/2019	12/26/2019
Payable date:	3/29/2019	6/28/2019	9/30/2019	12/27/2019
Ordinary Income:
Qualified Dividend Income for Individuals	32.02%	39.39%	39.39%	39.39%
Dividends Qualifying for the Dividends Received
Deduction for Corporations	24.70%	30.58%	30.58%	30.58%
Interest from Federal Obligations	5.77%	5.77%	5.77%	5.77%
Foreign Source Income*	5.04%	6.18%	6.18%	6.18%
Foreign Taxes Paid Per Share	—	—	—	$0.001916
Long-Term Capital Gain Dividend	—	$0.474190	—	—

	Defensive Growth Fund
Record date:	3/28/2019	6/27/2019	9/27/2019	12/26/2019
Payable date:	3/29/2019	6/28/2019	9/30/2019	12/27/2019
Ordinary Income:
Qualified Dividend Income for Individuals	12.98%	18.93%	18.93%	18.93%
Dividends Qualifying for the Dividends
Received Deduction for Corporations	9.31%	13.59%	13.59%	13.59%
Interest from Federal Obligations	9.08%	9.08%	9.08%	9.08%
Foreign Source Income*	1.78%	2.61%	2.61%	2.61%
Foreign Taxes Paid Per Share	—	—	—	$0.001440
Long-Term Capital Gain Dividend	—	$0.203950	—	—

*	Expressed as a percentage of the cash distribution grossed-up for foreign taxes.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult with your tax adviser to determine if any portion of the dividends you received is exempt from state income taxes.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid may be included in taxable income with an offsetting deduction from gross income or may be taken as a credit for taxes paid to foreign governments. You should consult your tax adviser regarding the appropriate treatment of foreign taxes paid.

The following information is applicable to non-U.S. resident shareholders:

The following ordinary income distributions paid by the Fund represent Qualified Short-Term Capital Gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations:

Record date:	3/28/2019	12/26/2019
Payable date:	3/29/2019	12/27/2019
Moderate Growth Fund	—	$0.015500
Conservative Growth Fund	$0.000242	—

QS Asset Allocation Funds	95

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QS

Asset Allocation Funds

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

QS Investors, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public

accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

QS Asset Allocation Funds

QS Growth Fund

QS Moderate Growth Fund

QS Conservative Growth Fund

QS Defensive Growth Fund

The Funds are separate investment series of Legg Mason Partners Equity Trust, a Maryland statutory trust.

QS Asset Allocation Funds

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 1-877-721-1926.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of QS Asset Allocation Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE ANNUAL REPORT

www.leggmason.com

© 2020 Legg Mason Investor Services, LLC Member FINRA, SIPC

FD01278 3/20 SR20-3829

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Dwight B. Crane possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Dwight B. Crane as the Audit Committee’s financial expert Dwight B. Crane is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending January 31, 2019 and January 31, 2020 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $202,764 in January 31, 2019 and $105,382 in January 31, 2020.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in January 31, 2019 and $0 in January 31, 2020.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in January 31, 2019 and $0 in January 31, 2020. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Equity Trust., were $0 in January 31, 2019 and $0 in January 31, 2020.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for January 31, 2019 and January 31, 2020; Tax Fees were 100% and 100% for January 31, 2019 and January 31, 2020; and Other Fees were 100% and 100% for January 31, 2019 and January 31, 2020.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Equity Trust during the reporting period were $678,000 in January 31, 2019 and $364,937 in January 31, 2020.

(h) Yes. Legg Mason Partners Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross

Susan M. Heilbron

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

b) Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	March 25, 2020

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	March 25, 2020